As filed with the U.S. Securities and Exchange Commission on July 7, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

AMPLIFY ETF TRUST

Amplify High Income ETF YYY

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Lithium & Battery Technology ETF BATT

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify Emerging Markets FinTech ETF EMFQ

Amplify Seymour Cannabis ETF CNBS

Amplify Pure Junior Gold Miners ETF JGLD

Amplify BlackSwan ISWN ETF ISWN

Amplify Cleaner Living ETF DTOX

Amplify Thematic All-Stars ETF MVPS

Amplify Digital & Online Trading ETF BIDS

Amplify BlackSwan Tech & Treasury ETF SWAN

Amplify Inflation Fighter ETF IWIN

SEMI-ANNUAL REPORT

April 30, 2022

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 99.5%
Equity — 9.4%
Aberdeen Total Dynamic Dividend Fund	1,178,173	$10,426,831
Cohen & Steers REIT and Preferred and Income Fund, Inc.	214,928	5,267,885
John Hancock Tax-Advantaged Dividend Income Fund	259,362	6,478,863
Liberty All-Star Equity Fund	1,615,356	11,355,953
		33,529,532
Fixed Income — 90.1%
Aberdeen Asia-Pacific Income Fund, Inc.	2,986,527	9,556,886
AllianceBernstein Global High Income Fund, Inc.	992,147	10,119,899
Allspring Income Opportunities	1,423,732	10,734,939
Blackrock Capital Allocation Trust	93,387	1,453,102
BlackRock Corporate High Yield Fund, Inc.	887,923	9,154,486
BlackRock Credit Allocation Income Trust	290,292	3,338,358
Blackstone Strategic Credit Fund	642,925	7,985,129
Calamos Global Dynamic Income Fund(a)	505,406	3,967,437
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	401,267	8,233,999
DoubleLine Income Solutions Fund	749,247	10,137,312
DoubleLine Yield Opportunities Fund	651,884	10,319,324
Eaton Vance Limited Duration Income Fund	398,861	4,375,505
First Trust High Income Long/Short Fund	222,751	2,857,895
First Trust High Yield Opportunities 2027 Term Fund	379,080	6,269,983
First Trust Intermediate Duration Preferred & Income Fund(a)	230,812	4,641,629
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	150,700	2,748,768
Highland Income Fund	931,937	11,052,773
Invesco Senior Income Trust	2,097,551	8,683,861
Description	Shares	Value
MainStay CBRE Global Infrastructure Megatrends Fund	651,550	$11,597,590
Nuveen AMT-Free Quality Municipal Income Fund	251,534	3,134,114
Nuveen Core Plus Impact Fund	652,543	8,587,466
Nuveen Credit Strategies Income Fund	1,874,754	11,098,544
Nuveen Dynamic Municipal Opportunities Fund	147,747	1,694,658
Nuveen Floating Rate Income Fund	1,103,182	10,469,197
Nuveen Multi-Asset Income Fund	659,585	9,544,195
Nuveen Preferred & Income Opportunities Fund	927,192	7,408,264
Nuveen Preferred & Income Securities Fund	1,276,683	9,894,293
Nuveen Quality Municipal Income Fund	168,831	2,161,037
Oxford Lane Capital Corp.(a)	1,598,747	10,935,430
PGIM Global High Yield Fund, Inc.	795,666	10,232,265
PGIM High Yield Bond Fund, Inc.(a)	760,335	10,591,467
PIMCO Corporate & Income Opportunity Fund(a)	492,798	7,155,427
Pimco Dynamic Income Fund	489,161	11,206,679
PIMCO Dynamic Income Opportunities Fund	442,396	7,065,064
PIMCO High Income Fund	1,422,102	8,034,876
PIMCO Income Strategy Fund II	807,644	6,719,598
Templeton Global Income Fund	2,365,019	11,091,939
Thornburg Income Builder Opportunities Trust (a)	644,036	10,182,209
Virtus AllianzGI Convertible & Income Fund	2,143,916	9,540,426
Western Asset Diversified Income Fund	653,208	10,124,724
Western Asset Emerging Markets Debt Fund, Inc.	932,615	9,018,387
		323,119,134
Total Investment Companies (Cost $412,522,309)		356,648,666

MONEY MARKET FUNDS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(b)	801,129	801,129
Total Money Market Funds (Cost $801,129)		801,129

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.8%
First American Government Obligations Fund - Class X — 0.22%(b)	6,529,336	$6,529,336
Total Investments Purchased with Proceeds from Securities Lending (Cost $6,529,336)		6,529,336

Total Investments — 101.5% (Cost $419,852,774)		$363,979,131

Percentages are based on Net Assets of $358,770,070.

(a)   All or a portion of this security is out on loan as of April 30, 2022. Total value of securities out on loan is $6,335,903 or 1.8% of net assets.

(b)  Seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.6%
Marketplace — 37.2%
Affirm Holdings, Inc.(a)(b)	65,001	$1,865,529
Alibaba Group Holding Ltd. - ADR(b)	27,029	2,624,246
BigCommerce Holdings, Inc.(b)	232,135	4,148,252
ContextLogic, Inc. - Class A(a)(b)	2,009,301	3,415,812
Copart, Inc.(b)	67,224	7,640,008
Coupang, Inc.(b)	147,611	1,899,754
Dada Nexus Ltd. - ADR(b)	213,762	1,631,004
Delivery Hero SE(b)(c)	35,798	1,277,974
DiDi Global, Inc. - ADR(b)	536,687	1,008,971
DingDong Cayman Ltd. - ADR(a)(b)	145,209	771,060
DoorDash, Inc. - Class A(a)(b)	50,841	4,139,983
Etsy, Inc.(b)	43,690	4,071,471
Fiverr International Ltd.(b)	27,190	1,447,867
Global-e Online Ltd.(b)	76,394	1,721,921
Groupon, Inc.(a)(b)	445,480	8,691,315
Jumia Technologies AG - ADR(a)(b)	234,442	1,657,505
Just Eat Takeaway.com NV(b)(c)	62,859	1,744,039
KE Holdings, Inc. - ADR(b)	236,791	3,357,696
Liquidity Services, Inc.(b)	476,931	6,877,345
Lyft, Inc. - Class A(b)	213,525	6,960,915
MercadoLibre, Inc.(b)	2,934	2,856,630
Ozon Holdings PLC - ADR(a)(b)(d)	106,678	—
PayPal Holdings, Inc.(b)	45,470	3,998,177
Pinduoduo, Inc. - ADR(b)	48,584	2,093,484
Poshmark, Inc. - Class A(b)	435,295	4,805,657
Rakuten Group, Inc.	406,100	2,872,663
Sea Ltd. - ADR(b)	12,697	1,050,804
Shopify, Inc. - Class A(b)	3,034	1,294,972
The RealReal, Inc.(a)(b)	823,676	4,464,324
ThredUp, Inc. - Class A(b)	510,673	3,365,335
Uber Technologies, Inc.(b)	228,983	7,208,385
Upwork, Inc.(b)	214,017	4,487,936
Vivid Seats, Inc. - Class A(a)	783,583	7,733,964
		113,184,998
Description	Shares	Value
Traditional Retail — 47.5%
1-800-Flowers.com, Inc. - Class A(b)	307,568	$3,137,194
About You Holding SE(a)(b)	194,207	2,106,158
Amazon.com, Inc.(b)	3,120	7,755,166
ASKUL Corp.	334,000	4,097,307
ASOS PLC(b)	130,106	2,287,154
BARK, Inc.(a)(b)	1,454,001	4,492,863
CarParts.com, Inc.(b)	699,798	4,191,790
Carvana Co.(b)	34,735	2,013,241
Chegg, Inc.(a)(b)	307,198	7,600,078
Chewy, Inc. - Class A(a)(b)	143,114	4,158,893
Cimpress PLC(b)	48,599	2,454,735
eBay, Inc.	138,781	7,205,509
Farfetch Ltd. - Class A(b)	114,607	1,283,598
Figs, Inc. - Class A(b)	247,669	3,878,496
HelloFresh SE(b)	44,063	1,886,336
IAC/InterActiveCorp(b)	68,292	5,660,041
iQIYI, Inc. - ADR(a)(b)	527,852	1,879,153
JD.com, Inc. - ADR(b)	55,159	3,401,104
Lands’ End, Inc.(b)	389,891	5,466,272
MYT Netherlands Parent BV - ADR(a)(b)	164,642	1,965,825
Netflix, Inc.(b)	15,243	2,901,657
Newegg Commerce, Inc.(a)(b)	818,537	5,255,008
Ocado Group PLC(b)	187,663	2,180,427
Overstock.com, Inc.(b)	99,927	3,353,550
Peloton Interactive, Inc. - Class A(b)	116,474	2,045,283
PetMed Express, Inc.(a)	327,176	7,165,154
Purple Innovation, Inc.(a)(b)	528,211	2,176,229
Qurate Retail, Inc. - Class A	1,057,653	4,452,719
Rent the Runway, Inc. - Class A(a)(b)	659,674	4,182,333
Revolve Group, Inc.(b)	137,779	5,822,541
Shutterstock, Inc.	87,401	6,618,004
Solo Brands, Inc. - Class A(a)(b)	572,078	3,415,306
Spotify Technology SA(b)	15,067	1,531,561
Stitch Fix, Inc. - Class A(b)	299,962	2,849,639
Temple & Webster Group Ltd.(b)	493,313	2,056,444
Vipshop Holdings Ltd. - ADR(b)	389,462	2,983,279
Vroom, Inc.(a)(b)	526,607	821,507
Wayfair, Inc. - Class A(a)(b)	38,955	2,997,198
Zalando SE(b)(c)	51,329	2,048,481
ZOZO, Inc.	143,200	3,045,517
		144,822,750
Travel — 14.9%
Airbnb, Inc. - Class A(b)	60,586	9,282,381
Booking Holdings, Inc.(b)	4,314	9,535,278
Expedia Group, Inc.(b)	64,523	11,275,394

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
MakeMyTrip Ltd.(b)	136,998	$3,489,339
Trip.com Group Ltd. - ADR(b)	156,788	3,708,036
TripAdvisor, Inc.(b)	318,869	8,185,367
		45,475,795
Total Common Stocks (Cost $641,439,516)		303,483,543

MONEY MARKET FUNDS — 0.4%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(e)	1,098,119	1,098,119
Total Money Market Funds (Cost $1,098,119)		1,098,119

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 17.1%
First American Government Obligations Fund - Class X — 0.22%(e)	52,198,176	52,198,176
Total Investments Purchased with Proceeds from Securities Lending (Cost $52,198,176)		52,198,176

Total Investments — 117.1% (Cost $694,735,811)		$356,779,838

Percentages are based on Net Assets of $304,654,929.

ADR - American Depositary Receipt

(a)   All or portion of this security is out on loan as of April 30, 2022. Total value of securities out on loan is $47,607,381 or 15.6% of net assets.

(b)  Non-income producing security.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2022 the value of these securities amounted to $5,070,494 or 1.7% of net assets.

(d)  Illiquid security. At April 30, 2022, the value of this security amounted to $0 or 0.0% of net assets.

(e)   Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 90.6%
Communication Services — 1.4%
Verizon Communications, Inc.	399,676	$18,504,999
Consumer Discretionary — 9.5%
McDonald’s Corp.	289,891	72,229,242
The Home Depot, Inc.	179,778	54,005,311
		126,234,553
Consumer Staples — 7.7%
The Coca-Cola Co.	443,845	28,676,825
The Procter & Gamble Co.	459,880	73,833,734
		102,510,559
Energy — 9.7%
Chevron Corp.	445,745	69,834,869
Marathon Petroleum Corp.	684,805	59,756,084
		129,590,953
Financials — 15.7%
Aflac, Inc.	663,331	37,995,600
Intercontinental Exchange, Inc.	522,455	60,505,513
JPMorgan Chase & Co.	429,514	51,266,791
The Goldman Sachs Group, Inc.	196,614	60,063,611
		209,831,515
Health Care — 13.4%
Johnson & Johnson	382,504	69,026,672
Merck & Co., Inc.	349,819	31,025,447
UnitedHealth Group, Inc.	154,255	78,446,380
		178,498,499
Industrials — 9.4%
CSX Corp.	1,210,720	41,576,125
Deere & Co.	134,555	50,801,240
United Parcel Service, Inc. - Class B	183,764	33,073,845
		125,451,210
Description	Shares	Value
Information Technology — 17.6%
Apple, Inc.	431,046	$67,954,402
Cisco Systems, Inc.	722,885	35,406,907
Microsoft Corp.	227,330	63,088,622
Visa, Inc. - Class A	321,984	68,624,450
		235,074,381
Materials — 2.8%
Dow, Inc.	570,906	37,965,249
Utilities — 3.4%
Duke Energy Corp.	416,576	45,890,012
Total Common Stocks (Cost $1,175,889,358)		1,209,551,930

Total Investments — 90.6% (Cost $1,175,889,358)		$1,209,551,930

Percentages are based on Net Assets of $1,334,958,709.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
Call Options Written(a) — (0.06)%
CHEVRON CORP NEW, Expires 5/20/2022, Strike Price $177.50	3,500	$(54,834,500)	$(155,750)
CSX Corp., Expires 5/20/2022, Strike Price $37.50	9,000	(30,906,000)	(135,000)
DOW, Inc., Expires 5/20/2022, Strike Price $73.00	5,000	(33,250,000)	(127,500)
Duke Energy Corp., Expires 5/20/2022, Strike Price $120.00	3,400	(37,454,400)	(42,500)
PROCTER AND GAMBLE Co., Expires 5/20/2022, Strike Price $170.00	4,000	(64,220,000)	(184,000)
VISA, Inc., Expires 5/20/2022, Strike Price $240.00	2,520	(53,708,760)	(104,580)

Total Call Options Written (Premiums Received $1,435,853)			$(749,330)

(a)   Exchange Traded.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 90.9%
Banks — 8.7%
Customers Bancorp, Inc.(a)	232,721	$9,790,572
New York Community Bancorp, Inc.	846,630	7,822,861
Signature Bank/New York NY	52,374	12,687,602
Silvergate Capital Corp.(a)	341,430	39,933,653
		70,234,688
Diversified Financials — 22.0%
CME Group, Inc.	176,028	38,609,982
Coinbase Global, Inc. - Class A(a)	242,762	27,361,705
Galaxy Digital Holdings Ltd.(a)(b)	2,595,654	28,388,229
Mogo, Inc.(a)(b)(c)	5,403,017	10,157,672
Nocturne Acquisition Corp.(a)(c)(d)	380,000	4,104,000
Robinhood Markets, Inc. - Class A(a)(b)	542,538	5,319,585
SBI Holdings, Inc./Japan	1,669,227	37,468,374
Vontobel Holding AG	139,238	10,248,719
WisdomTree Investments, Inc.	2,553,004	14,884,013
		176,542,279
Media & Entertainment — 3.4%
ROBLOX Corp. - Class A(a)	197,408	6,050,555
Z Holdings Corp.	5,303,831	21,031,412
		27,081,967
Retailing — 3.0%
Overstock.com, Inc.(a)	607,524	20,388,505
Rakuten Group, Inc.	555,475	3,929,309
		24,317,814
Semiconductors — 1.0%
Intel Corp.	179,700	7,833,123
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(a)	180,410	15,428,663
NVIDIA Corp.	177,950	33,004,387
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	107,717	10,010,141
		58,443,191
Description	Shares	Value
Software & Services — 43.1%
Accenture PLC - Class A	86,374	$25,943,295
Argo Blockchain PLC(a)(c)	23,404,917	19,424,145
BIGG Digital Assets, Inc.(a)(b)	6,073,454	2,505,687
Bitfarms Ltd./Canada(a)(b)	7,484,007	21,555,152
Block, Inc.(a)	167,313	16,654,336
Core Scientific, Inc.(a)(b)	1,321,079	7,807,577
Digital Garage, Inc.	890,430	29,640,976
GMO internet, Inc.	1,618,739	32,742,746
Hive Blockchain Technologies Ltd.(a)(b)	16,836,428	24,770,053
Hut 8 Mining Corp.(a)(b)	5,159,550	18,394,690
International Business Machines Corp.	222,150	29,370,452
Marathon Digital Holdings, Inc.(a)(b)	1,373,124	21,420,734
Mastercard, Inc. - Class A	23,654	8,595,391
MicroStrategy, Inc.(a)(b)	84,367	29,880,260
PayPal Holdings, Inc.(a)	143,983	12,660,425
Riot Blockchain, Inc.(a)(b)	2,269,416	23,011,878
Stronghold Digital Mining, Inc. - Class A(a)(b)	1,152,522	4,494,836
Visa, Inc. - Class A	37,742	8,043,952
Voyager Digital Ltd.(a)(b)	2,914,544	9,664,856
		346,581,441
Technology Hardware & Equipment — 2.4%
Canaan, Inc. - ADR(a)(b)	2,343,573	8,905,577
CompoSecure, Inc.(a)(b)	1,383,802	10,669,114
		19,574,691
Total Common Stocks (Cost $1,155,011,619)		730,609,194

	Par Value
CONVERTIBLE BONDS — 3.4%
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 04/19/2025(c)(e)(f)	$27,487,225	27,487,225
Total Convertible Bonds (Cost $27,477,362)		27,487,225

	Shares
EXCHANGE TRADED FUNDS — 4.2%
3iQ CoinShares Bitcoin ETF(a)(b)	2,430,407	15,481,693
Bitcoin ETF(a)	152,560	2,195,338
Purpose Bitcoin ETF(a)	2,178,759	15,599,914
Total Exchange Traded Funds (Cost $43,364,388)		33,276,945

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 1.2%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(g)	9,908,540	$9,908,540
Total Money Market Funds (Cost $9,908,540)		9,908,540

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.5%
First American Government Obligations Fund - Class X — 0.22%(g)	156,677,719	156,677,719
Total Investments Purchased with Proceeds from Securities Lending (Cost $156,677,719)		156,677,719

Total Investments — 119.2% (Cost $1,392,439,628)		$957,959,623

Percentages are based on Net Assets of $803,360,342.

ADR - American Depositary Receipt

PIK - Payment In-Kind

(a)   Non-income producing security.

(b)  All or portion of this security is out on loan as of April 30, 2022. Total value of securites out on loan is $142,059,837 or 17.7% of net assets.

(c)   Illiquid security. At April 30, 2022, the value of this security amounted to $61,173,041 or 7.6% of net assets.

(d)  Special Purpose Acquistion Company.

(e)   The Fund had fair valued this security. Value is determined using significant unobservable inputs.

(f)   Restricted. Aquired on September 24, 2021.

(g)  Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Country Weightings (Unaudited)(*)

30.7% United States
21.0% China
14.3% Australia
7.4% South Korea
5.6% Japan
5.5% Canada
4.1% Switzerland
1.8% Indonesia
1.6% Chile
1.1% Israel
0.9% Belgium
0.9% Netherlands
0.9% Taiwan
0.8% France
0.7% Britain
0.7% South Africa
0.6% Germany
0.5% Norway
0.5% Spain
0.4% Hong Kong

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 21.1%
BYD Co. Ltd. - Class H	320,763	$9,638,832
EVgo, Inc.(a)(b)	156,268	1,415,788
Fisker, Inc.(a)(b)	38,363	385,932
Li Auto, Inc. - ADR(b)	96,221	2,158,237
Lucid Group, Inc.(a)(b)	155,443	2,810,409
NIO, Inc. - ADR(b)	152,271	2,542,926
Panasonic Holdings Corp.	320,319	2,864,421
QuantumScape Corp.(a)(b)	35,123	524,737
Rivian Automotive, Inc. - Class A(a)(b)	85,095	2,573,273
Tesla, Inc.(b)	16,190	14,097,604
Volta, Inc.(a)(b)	236,611	494,517
XPeng, Inc. - ADR(b)	80,083	1,970,843
Yadea Group Holdings Ltd.(c)	306,707	467,467
		41,944,986
Industrials — 18.7%
Blink Charging Co.(a)(b)	56,520	1,079,532
ChargePoint Holdings, Inc.(a)(b)	112,027	1,449,629
Contemporary Amperex Technology Co. Ltd.	166,445	10,343,747
Description	Shares	Value
Ecopro BM Co. Ltd.	6,211	$2,355,828
EnerSys	18,347	1,200,995
Eve Energy Co. Ltd.	249,016	2,490,160
FREYR Battery SA - ADR(a)(b)	131,023	1,176,586
FuelCell Energy, Inc.(a)(b)	290,722	1,186,146
GS Yuasa Corp.	57,886	1,011,193
Hyliion Holdings Corp.(a)(b)	270,369	867,884
Li-Cycle Holdings Corp. - ADR(a)(b)	157,365	1,021,299
Lightning eMotors, Inc.(a)(b)	251,670	1,077,148
Microvast Holdings, Inc.(a)(b)	196,392	974,104
Nikola Corp.(a)(b)	175,052	1,256,873
Plug Power, Inc.(a)(b)	104,234	2,190,999
Proterra, Inc.(a)(b)	158,564	984,682
Romeo Power, Inc.(a)(b)	494,180	543,598
The Lion Electric Co. - ADR(a)(b)	140,735	859,891
Varta AG(a)	13,526	1,281,097
Vitzrocell Co. Ltd.	94,832	985,317
Wallbox NV - ADR(a)(b)	97,732	1,161,056
Wuxi Lead Intelligent Equipment Co. Ltd.	240,575	1,616,860
		37,114,624
Information Technology — 9.4%
Dynapack International Technology Corp.	351,187	956,738
Iljin Materials Co. Ltd.	18,130	1,270,255
L&F Co. Ltd.(b)	11,159	1,948,383
NAURA Technology Group Co. Ltd.	73,132	2,653,491
NEC Corp.	50,877	1,979,802
Samsung SDI Co. Ltd.	8,848	4,304,242
Simplo Technology Co. Ltd.	109,007	1,078,032
SolarEdge Technologies, Inc.(b)	9,524	2,384,905
TDK Corp.	63,151	1,978,107
		18,553,955
Materials — 49.9%
African Rainbow Minerals Ltd.	94,668	1,569,897
Albemarle Corp.	16,076	3,099,935
Allkem Ltd.(b)	214,638	1,857,740
AMG Advanced Metallurgical Group NV	32,159	1,273,590
Aneka Tambang Tbk	10,952,557	1,964,313
BHP Group Ltd. - ADR(a)	246,163	16,487,998
China Molybdenum Co. Ltd. - Class H	5,198,919	2,643,518
Eramet SA(b)	12,634	1,707,351
First Quantum Minerals Ltd.	107,309	3,076,473
Ganfeng Lithium Co. Ltd. - Class H(c)	243,901	2,977,662
Glencore PLC	1,493,896	9,341,781
IGO Ltd.	199,271	1,854,267
ioneer Ltd.(b)	2,313,526	1,103,368

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
Jinchuan Group International Resources Co. Ltd.	7,204,900	$936,536
Johnson Matthey PLC	59,941	1,677,046
Largo, Inc.(b)	138,983	1,161,933
LG Chem Ltd.	9,207	3,804,485
Liontown Resources Ltd.(b)	1,215,988	1,258,662
Lithium Americas Corp.(b)	53,854	1,357,407
Livent Corp.(b)	61,703	1,317,976
Lundin Mining Corp.	198,799	1,815,212
Mineral Resources Ltd.	43,932	1,817,088
MMC Norilsk Nickel PJSC - ADR(d)	182,937	—
Neometals Ltd.(b)	1,097,324	1,232,748
Nouveau Monde Graphite, Inc.(b)	150,214	912,053
Piedmont Lithium, Inc.(b)	23,867	1,561,141
Pilbara Minerals Ltd.(b)	717,192	1,444,184
Shanghai Putailai New Energy Technology Co. Ltd.	111,834	2,015,966
Showa Denko KK	67,733	1,318,908
SK IE Technology Co. Ltd.(b)(c)	18,239	1,844,230
Sociedad Quimica y Minera de Chile SA - ADR	48,672	3,591,994
South32 Ltd.	856,875	2,887,873
Standard Lithium Ltd.(a)(b)	164,669	1,056,220
Sumitomo Metal Mining Co. Ltd.	52,595	2,298,334
TMC the metals co., Inc.(a)(b)	760,254	1,170,791
Umicore SA	51,938	2,023,473
Vale Indonesia Tbk PT	4,259,859	2,145,062
Vulcan Energy Resources Ltd.(b)	167,910	1,006,039
Western Areas Ltd.(b)	466,143	1,264,715
W-Scope Corp.(b)	151,807	1,120,640
Yunnan Energy New Material Co. Ltd.	110,383	3,400,976
Zhejiang Huayou Cobalt Co. Ltd.	195,849	2,447,295
		98,846,880
Utilities — 0.3%
Fastned BV(a)(b)	22,116	697,140
Total Common Stocks (Cost $236,814,134)		197,157,585

MONEY MARKET FUNDS — 0.3%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(e)	540,637	540,637
Total Money Market Funds (Cost $540,637)		540,637

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.8%
First American Government Obligations Fund, Class X — 0.22%(e)	27,407,727	27,407,727
Description	Shares	Value
Total Investments Purchased with Proceeds from Securities Lending (Cost $27,407,727)		$27,407,727

Total Investments — 113.5% (Cost $264,762,498)		$225,105,949

Percentages are based on Net Assets of $198,250,140.

ADR - American Depositary Receipt

(a)   All or a portion of this security is out on loan as of April 30, 2022. Total value of securities out on loan is $25,284,372 or 12.8% of net assets.

(b)  Non-income producing security.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2022 the value of these securities amounted to $5,289,359 or 2.7% of net assets.

(d)  Illiquid security. At April 30, 2022, the value of this security amounted to $0 or 0.0% of net assets.

(e)   Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 91.9%
0.375%, 10/31/2023	$3,510,500	$3,401,208
0.625%, 10/15/2024	101,356,500	96,122,388
1.125%, 10/31/2026	100,697,000	93,046,388
1.375%, 10/31/2028	100,371,000	91,047,476
1.250%, 08/15/2031	102,442,500	88,852,862
2.000%, 08/15/2051	128,908,500	104,687,802
Total U.S. Government Notes/Bonds (Cost $543,152,529)		477,158,124
	Contracts	Notional Amount
PURCHASED OPTIONS(a) — 6.9%
SPDR S&P 500 ETF Trust, Expires 06/17/2022, Strike Price $375.00	4,597	$189,396,400	19,819,965
SPDR S&P 500 ETF Trust, Expires 12/16/2022, Strike Price $400.00	3,871	159,485,200	16,124,651
Total Purchased Options (Cost $58,330,328)			35,944,616
	Shares
MONEY MARKET FUNDS — 0.7%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(b)	3,759,616	3,759,616
Total Money Market Funds (Cost $3,759,616)		3,759,616

Total Investments — 99.5% (Cost $605,242,473)		$516,862,356

Percentages are based on Net Assets of $519,598,573.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 98.3%
Banking — 10.7%
Banco Inter SA	35,200	$108,752
Bank BTPN Syariah Tbk PT	644,800	153,450
Bank Jago Tbk PT(a)	136,000	109,291
NU Holdings Ltd. - Class A(a)(b)	23,192	139,384
TCS Group Holding PLC - GDR(c)(d)	2,536	—
		510,877
Digital Assets — 5.5%
Danal Co. Ltd.(a)	18,880	144,907
Huobi Technology Holdings Ltd.(a)(d)	168,000	117,765
		262,672
Insurance — 7.1%
Fanhua, Inc. - ADR	18,376	111,726
Ping An Insurance Group Co of China Ltd. - Class H	16,000	104,816
Renaissance Insurance Group JSC(a)(c)	196,320	—
ZhongAn Online P&C Insurance Co. Ltd. - Class H(a)(e)	35,200	123,821
		340,363
Description	Shares	Value
Investment & Trading — 7.6%
Futu Holdings Ltd. - ADR(a)(b)	3,800	$121,562
Up Fintech Holding Ltd. - ADR(a)(b)	30,496	118,325
XP, Inc. - Class A(a)	4,984	122,656
		362,543
Lending & Credit — 12.3%
360 DigiTech, Inc. - ADR	6,536	94,315
Cango, Inc. - ADR(a)(b)	34,784	110,265
FinVolution Group - ADR	30,944	116,349
Kaspi.KZ JSC - GDR(d)	1,824	118,560
Lufax Holding Ltd. - ADR	26,568	147,452
		586,941
Payment — 53.2%
Alibaba Group Holding Ltd.(a)	8,000	104,102
Dlocal Ltd.(a)	5,536	125,501
EVERTEC, Inc.	3,768	148,459
Fawry for Banking & Payment Technology Services SAE(a)	237,168	59,260
Forth Smart Service PCL - NVDR	481,600	303,724
Grab Holdings Ltd.(a)(b)	31,304	92,347
Green World FinTech Service Co. Ltd.	3,800	65,621
Jumia Technologies AG - ADR(a)(b)	18,744	132,520
Kakaopay Corp.(a)	1,520	136,146
Kginicis Co. Ltd.	10,832	150,061
MercadoLibre, Inc.(a)	160	155,781
Net 1 UEPS Technologies, Inc.(a)	32,136	158,752
Network International Holdings PLC(a)(e)	46,864	153,448
Pagseguro Digital Ltd. - Class A(a)	9,056	133,214
PAX Global Technology Ltd.	216,000	188,026
QIWI PLC - ADR(c)	22,528	—
Sea Ltd. - ADR(a)	1,080	89,381
StoneCo Ltd. - Class A(a)	12,000	113,040
Tencent Holdings Ltd.	2,400	115,440
Yeahka Ltd.(a)	41,600	110,281
		2,535,104
Real Estate Services — 1.9%
KE Holdings, Inc. - ADR(a)	6,216	88,143
Total Common Stocks (Cost $6,744,052)		4,686,643

RIGHTS — 0.9%
Fawry for Banking & Payment Technology Services SAE(a)(c)	222,262	46,160
Total Rights (Cost $62,556)		46,160

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.5%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(f)	21,792	$21,792
Total Money Market Funds (Cost $21,792)		21,792

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.6%
First American Government Obligations Fund - Class X — 0.22%(f)	646,018	646,018
Total Investments Purchased with Proceeds from Securities Lending (Cost $646,018)		646,018

Total Investments — 113.3% (Cost $7,474,418)		$5,400,613

Percentages are based on Net Assets of $4,765,437.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2022. Total value of securities out on loan is $600,919 or 12.6% of net assets.

(c)   Illiquid security. At April 30, 2022, the value of this security amounted to $46.160 or 0.9% of net assets.

(d)  Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2022 the value of these securities amounted to $236,325 or 5.0% of net assets.

(e)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2022 the value of these securities amounted to $513,593 or 10.8% of net assets.

(f)   Seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 54.3%
Consumer Discretionary — 3.7%
Greenlane Holdings, Inc. - Class A(a)	929,143	$320,554
GrowGeneration Corp.(a)	325,581	1,924,184
		2,244,738
Consumer Staples — 4.9%
Neptune Wellness Solutions, Inc.(a)	1,628,706	275,251
Village Farms International, Inc.(a)	637,493	2,747,595
		3,022,846
Financials — 8.4%
AFC Gamma, Inc.(b)	168,196	2,692,818
RIV Capital, Inc.(a)(c)	1,319,982	1,304,929
Silver Spike Investment Corp.(a)(c)	109,028	1,149,155
		5,146,902
Health Care — 25.1%
Aleafia Health, Inc.(a)	77,872	6,365
Auxly Cannabis Group, Inc.(a)	3,017,044	317,052
Canopy Growth Corp.(a)(d)	445,349	2,542,943
Cara Therapeutics, Inc.(a)	198,686	1,732,542
cbdMD, Inc.(a)	528,960	338,534
Charlotte’s Web Holdings, Inc.(a)	1,060,407	924,498
Clever Leaves Holdings, Inc.(a)	146,875	201,219
Cronos Group, Inc.(a)	443,260	1,338,645
IM Cannabis Corp.(a)	93,000	104,246
Jazz Pharmaceuticals Plc(a)	12,080	1,935,458
MediPharm Labs Corp.(a)	2,844,844	265,739
Organigram Holdings, Inc.(a)	652,878	920,558
PerkinElmer, Inc.	81	11,875
The Valens Co., Inc.(a)	629,007	612,041
Tilray Brands, Inc.(a)(d)	778,674	3,877,796
Zynerba Pharmaceuticals, Inc.(a)	212,298	299,340
		15,428,851
Industrials — 2.2%
Hydrofarm Holdings Group, Inc.(a)(d)	144,996	1,384,712

Information Technology — 8.2%
Akerna Corp.(a)	256,091	174,142
WM Technology, Inc.(a)	836,424	4,851,259
		5,025,401
Description	Shares	Value
Real Estate — 1.8%
Innovative Industrial Properties, Inc.(b)	7,569	$1,094,402
Total Common Stocks (Cost $99,138,066)		33,347,852

MONEY MARKET FUNDS — 21.2%
Dreyfus Government Cash Management — 0.24%(e)	12,988,602	12,988,602
Total Money Market Funds (Cost $12,988,602)		12,988,602

Total Investments — 75.5% (Cost $112,126,668)		$46,336,454

Percentages are based on Net Assets of $61,391,548.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Real Estate Investment Trust.

(c)   Illiquid security. At April 30, 2022, the value of this security amounted to $2,454,084 or 4.0% of net assets.

(d)  All or a portion of this security is out on loan as of April 30, 2022. Total value of securities out on loan is $5,838,754 or 9.5% of net assets.

(e)   Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Total Return Swaps

April 30, 2022 (Unaudited)

Reference Entity(a)	Counterparty	Long/Short	Expiration Date	Financing Rate(b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	$1,910,989	$—
Columbia Care, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	752,609	—
Cresco Labs, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	3,839,542	—
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	4,933,144	—
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	5,713,271	—
TerrAscend Corp.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	1,500,370	—
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	3,706,200	—
Verano Holdings Corp.	Cowen Financial Products, LLC	Long	04/26/2023	1.82%	Monthly	2,641,800	—
							$—

(a)   The Adviser has deemed a portion of these securities illiquid as of April 30, 2022. The notional value of the illiquid portion of these securities amounted to $4,999,585.

(b)  Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Pure Junior Gold Miners ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.8%
Materials — 99.8%
Alamos Gold, Inc.	3,918	$30,595
Alkane Resources Ltd.(a)	12,122	8,787
Argonaut Gold, Inc.(a)	14,059	23,651
B2Gold Corp.	8,322	35,488
Calibre Mining Corp.(a)	16,817	18,685
Centamin PLC	29,525	33,947
DRDGOLD Ltd. - ADR	2,886	23,088
Dundee Precious Metals, Inc.	5,273	30,696
Eldorado Gold Corp.(a)	2,886	28,181
Equinox Gold Corp.(a)	3,982	28,540
Evolution Mining Ltd.	13,675	39,358
GCM Mining Corp.	3,795	15,589
Gold Road Resources Ltd.	28,304	31,278
Great Panther Mining Ltd.(a)	57,563	12,088
Greatland Gold PLC(a)	137,981	23,040
i-80 Gold Corp.(a)	4,135	10,903
IAMGOLD Corp.(a)	9,223	26,196
K92 Mining, Inc.(a)	4,560	32,647
Karora Resources, Inc.(a)	5,974	30,850
Kinross Gold Corp.(b)	0	—
Koza Altin Isletmeleri AS(a)	5,943	68,887
Lundin Gold, Inc.(a)	2,975	24,092
McEwen Mining, Inc.(a)	33,446	22,415
Novagold Resources, Inc.(a)	1,815	11,375
OceanaGold Corp.(a)	13,058	32,695
Osisko Gold Royalties Ltd.	2,455	30,369
Osisko Mining, Inc.(a)	7,287	23,092
Pan African Resources PLC	52,898	14,511
Perseus Mining Ltd.	25,105	35,414
Ramelius Resources Ltd.	32,206	34,560
Red 5 Ltd.(a)	58,181	16,952
Regis Resources Ltd.	22,655	33,649
Resolute Mining Ltd.(a)	70,879	17,630
Royal Gold, Inc.	447	58,325
Description	Shares	Value
Sabina Gold & Silver Corp.(a)	9,768	$10,089
Seabridge Gold, Inc.(a)	1,320	23,311
Silver Lake Resources Ltd.(a)	22,148	29,275
SSR Mining, Inc.	1,542	34,096
St Barbara Ltd.	32,275	30,620
Torex Gold Resources, Inc.(a)	2,686	30,222
Wesdome Gold Mines Ltd.(a)	2,859	29,327
West African Resources Ltd.(a)	34,151	33,006
Westgold Resources Ltd.	21,875	25,417
Yamana Gold, Inc.	6,548	36,325
		1,189,261
Total Common Stocks (Cost $1,439,165)		1,189,261

CONTINGENT VALUE RIGHTS — 0.0%
Kinross Gold Corp.(a)(b)	2,143	—
Total Contingent Value Rights (Cost $0)		—

MONEY MARKET FUNDS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(c)	1,890	1,890
Total Money Market Funds (Cost $1,890)		1,890

Total Investments — 100.0% (Cost $1,441,055)		$1,191,151

Percentages are based on Net Assets of $1,190,762.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Illiquid security. At April 30, 2022, the value of this security amounted to $0 or 0.0% of net assets.

(c)   Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 96.2%
0.375%, 10/31/2023	$306,000	$296,473
0.625%, 10/15/2024	9,008,000	8,542,821
1.125%, 10/31/2026	8,982,000	8,299,579
1.375%, 10/31/2028	8,951,000	8,119,536
1.250%, 08/15/2031	9,146,000	7,932,726
2.000%, 08/15/2051	11,823,000	9,601,569
Total U.S. Government Notes/Bonds (Cost $47,506,389)		42,792,704
	Contracts	Notional Amount
PURCHASED OPTIONS(a) — 3.0%
iShares MSCI EAFE ETF, Expires 06/17/2022, Strike Price $72.00	2,572	$17,654,208	158,178
iShares MSCI EAFE ETF, Expires 01/20/2023 , Strike Price $66.00	1,897	13,021,008	1,152,428
Total Purchased Options (Cost $4,694,227)			1,310,606
	Shares
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class — 0.34% (b)	63,362	63,362
Total Money Market Funds (Cost $63,362)		63,362

Total Investments — 99.3% (Cost $52,263,978)		$44,166,672

Percentages are based on Net Assets of $44,471,472.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Cleaner Living ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.2%
Cleaner Building & Infrastructure — 17.0%
Array Technologies, Inc.(a)	782	$5,106
Ballard Power Systems, Inc.(a)	1,024	8,505
Beam Global(a)	578	8,924
Blink Charging Co.(a)	416	7,946
Bloom Energy Corp. - Class A(a)	568	10,542
Daqo New Energy Corp. - ADR(a)	308	12,804
Enphase Energy, Inc.(a)	64	10,330
FuelCell Energy, Inc.(a)	1,948	7,948
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	240	9,598
JinkoSolar Holding Co. Ltd. - ADR(a)	294	15,070
Schnitzer Steel Industries, Inc.	274	12,503
SolarEdge Technologies, Inc.(a)	44	11,018
TPI Composites, Inc.(a)	842	9,632
Trex Co., Inc.(a)	96	5,586
		135,512
Cleaner Energy — 16.1%
Azure Power Global Ltd.(a)	742	10,425
Brookfield Renewable Corp. - Class A	400	14,363
Brookfield Renewable Partners LP	404	14,224
Clean Energy Fuels Corp.(a)	1,934	11,333
Innergex Renewable Energy, Inc.	944	12,639
NextEra Energy Partners LP	156	10,399
Ormat Technologies, Inc.	176	13,675
Renewable Energy Group, Inc.(a)	298	18,196
Sunnova Energy International, Inc.(a)	410	7,081
SunPower Corp.(a)	580	9,576
Sunrun, Inc.(a)	320	6,394
		128,305
Cleaner Food & Dining — 34.1%
BellRing Brands, Inc.(a)	494	10,586
Beyond Meat, Inc.(a)	206	7,597
Calavo Growers, Inc.	304	11,017
Chipotle Mexican Grill, Inc.(a)	8	11,645
Description	Shares	Value
Dole PLC	930	$11,076
FMC Corp.	120	15,905
Fresh Del Monte Produce, Inc.	470	12,244
Freshpet, Inc.(a)	118	11,015
Kura Sushi USA, Inc. - Class A(a)	182	9,133
Laird Superfood, Inc.(a)	908	2,733
Landec Corp.(a)	1,306	12,995
Mission Produce, Inc.(a)	664	8,446
National Beverage Corp.	256	11,285
Natural Grocers by Vitamin Cottage, Inc.	760	15,496
Oatly Group AB - ADR(a)	1,458	5,191
Pilgrim’s Pride Corp.(a)	436	12,361
Primo Water Corp.	722	10,560
Sanderson Farms, Inc.	64	12,120
Sprouts Farmers Market, Inc.(a)	462	13,768
SunOpta, Inc.(a)	1,904	10,493
Tattooed Chef, Inc.(a)	766	6,120
The Alkaline Water Co., Inc.(a)	8,862	6,904
The Hain Celestial Group, Inc.(a)	316	10,599
The Simply Good Foods Co.(a)	328	13,661
The Vita Coco Co., Inc.(a)	1,186	12,880
Zevia PBC - Class A(a)	1,550	5,332
		271,162
Cleaner Health & Beauty — 17.2%
Allbirds, Inc. - Class A(a)	968	4,917
F45 Training Holdings, Inc.(a)	1,188	10,443
Herbalife Nutrition Ltd.(a)	364	9,675
Life Time Group Holdings, Inc.(a)	660	9,438
Lululemon Athletica, Inc.(a)	32	11,348
Medifast, Inc.	68	12,129
Nautilus, Inc.(a)	1,990	5,990
Peloton Interactive, Inc. - Class A(a)	350	6,146
Planet Fitness, Inc. - Class A(a)	154	12,325
The Honest Co., Inc.(a)	1,698	6,724
Tivity Health, Inc.(a)	534	17,157
USANA Health Sciences, Inc.(a)	132	10,119
WW International, Inc.(a)	814	7,969
Xponential Fitness, Inc. - Class A(a)	612	12,681
		137,061
Cleaner Transportation — 14.8%
Arcimoto, Inc.(a)	1,446	4,859
Canoo, Inc.(a)	1,430	6,864
ElectraMeccanica Vehicles Corp.(a)	4,950	8,662
Fisker, Inc.(a)	754	7,585
Kandi Technologies Group, Inc.(a)	3,650	9,307
Li Auto, Inc. - ADR(a)	414	9,286

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Cleaner Living ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
Lucid Group, Inc.(a)	360	$6,509
Nikola Corp.(a)	1,388	9,966
NIO, Inc. - ADR - ADR(a)	392	6,546
Niu Technologies - ADR(a)	724	6,914
Plug Power, Inc.(a)	406	8,534
Rivian Automotive, Inc. - Class A(a)	120	3,629
Tesla, Inc.(a)	14	12,191
Volcon, Inc.(a)	1,178	1,814
Workhorse Group, Inc.(a)	2,702	8,133
XPeng, Inc. - ADR(a)	288	7,088
		117,887
Total Common Stocks (Cost $1,228,115)		789,927

MONEY MARKET FUNDS — 0.8%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(b)	6,001	6,001
Total Money Market Funds (Cost $6,001)		6,001

Total Investments — 100.0% (Cost $1,234,116)		$795,928

Percentages are based on Net Assets of $795,667.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Sector Weightings (Unaudited)[(*)]

56.9% Information Technology
9.5% Consumer Discretionary
8.3% Industrials
7.8% Communication Services
3.2% Health Care
2.9% Materials
2.3% Financials
2.1% Utilities
1.7% Real Estate
0.1% Money Market Funds
5.2% Investments Purchased with Proceeds from Securities Lending

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.3%
Communication Services — 8.2%
Alphabet, Inc. - Class A(a)	106	$241,912
Baidu, Inc. - Class A(a)	2,457	40,897
Meta Platforms, Inc. - Class A(a)	404	80,990
Netflix, Inc.(a)	87	16,561
ROBLOX Corp. - Class A(a)	1,702	52,166
Roku, Inc.(a)	512	47,565
Sea Ltd. - ADR(a)	627	51,891
Snap, Inc. - Class A(a)	1,131	32,188
Spotify Technology SA(a)	513	52,147
Tencent Holdings Ltd.	1,064	51,178
Twitter, Inc.(a)	805	39,461
		706,956
Consumer Discretionary — 10.0%
Alibaba Group Holding Ltd.(a)	4,843	63,021
Amazon.com, Inc.(a)	69	171,509
Aptiv PLC - ADR(a)	371	39,474
DraftKings, Inc. - Class A(a)	2,074	28,372
MercadoLibre, Inc.(a)	40	38,945
Panasonic Holdings Corp.	2,072	18,560
Tesla, Inc.(a)	520	452,795
XPeng, Inc. - Class A(a)	3,453	45,329
		858,005
Financials — 2.4%
Coinbase Global, Inc. - Class A(a)	1,551	174,813
Galaxy Digital Holdings Ltd.(a)	1,076	11,829
Robinhood Markets, Inc. - Class A(a)(b)	2,093	20,522
		207,164
Health Care — 3.4%
Agilent Technologies, Inc.	196	23,377
Beam Therapeutics, Inc.(a)	383	14,374
Description	Shares	Value
CRISPR Therapeutics AG(a)	469	$23,272
Danaher Corp.	215	53,993
Exact Sciences Corp.(a)	363	19,983
Illumina, Inc.(a)	62	18,392
Intellia Therapeutics, Inc.(a)	496	24,319
Intuitive Surgical, Inc.(a)	226	54,082
Teladoc Health, Inc.(a)	1,816	61,308
		293,100
Industrials — 8.7%
ABB Ltd.	2,752	83,922
AeroVironment, Inc.(a)	310	24,899
Array Technologies, Inc.(a)	2,256	14,732
Ballard Power Systems, Inc.(a)	5,285	44,123
Bloom Energy Corp. - Class A(a)	2,009	37,287
Booz Allen Hamilton Holding Corp.	273	22,285
ChargePoint Holdings, Inc.(a)	1,276	16,512
Evoqua Water Technologies Corp.(a)	679	28,308
FANUC Corp.	151	23,502
FuelCell Energy, Inc.(a)	3,876	15,814
Pentair PLC	514	26,086
Plug Power, Inc.(a)	5,519	116,009
Roper Technologies, Inc.	54	25,376
Schneider Electric SE	140	20,337
Shoals Technologies Group, Inc. - Class A(a)	1,815	18,114
Sunrun, Inc.(a)	3,729	74,505
Tetra Tech, Inc.	158	22,006
Vestas Wind Systems A/S	3,004	77,885
Xylem, Inc./NY	724	58,282
		749,984
Information Technology — 60.0%
Adobe, Inc.(a)	90	35,635
Advanced Micro Devices, Inc.(a)	1,257	107,499
Adyen NV(a)(c)	19	32,532
Akamai Technologies, Inc.(a)	1,173	131,704
Ambarella, Inc.(a)	238	19,535
Analog Devices, Inc.	277	42,763
Apple, Inc.	614	96,797
Arista Networks, Inc.(a)	188	21,727
Autodesk, Inc.(a)	144	27,256
Block, Inc.(a)	2,752	273,934
Canadian Solar, Inc.(a)	949	26,116
Check Point Software Technologies Ltd.(a)	376	47,485
Cisco Systems, Inc.	2,617	128,181
Cloudflare, Inc. - Class A(a)	1,381	118,959
Crowdstrike Holdings, Inc. - Class A(a)	1,084	215,456
CyberArk Software Ltd.(a)	223	35,042
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
Daqo New Energy Corp. - ADR(a)	790	$32,840
Dropbox, Inc. - Class A(a)	1,246	27,100
Enphase Energy, Inc.(a)(b)	1,956	315,698
F5, Inc.(a)	162	27,120
First Solar, Inc.(a)	1,897	138,538
Fortinet, Inc.(a)	298	86,125
Infineon Technologies AG	1,044	30,233
Intel Corp.	1,750	76,282
International Business Machines Corp.	362	47,860
Intuit, Inc.	50	20,938
Itron, Inc.(a)	801	38,272
JinkoSolar Holding Co. Ltd. - ADR(a)(b)	845	43,315
Juniper Networks, Inc.	1,380	43,498
Mandiant, Inc.(a)	1,808	39,740
Mastercard, Inc. - Class A	59	21,439
Microsoft Corp.	706	195,929
MicroStrategy, Inc.(a)(b)	65	23,021
Mimecast Ltd.(a)	342	27,251
MongoDB, Inc.(a)	57	20,231
NortonLifeLock, Inc.	1,355	33,929
NVIDIA Corp.	1,889	350,353
NXP Semiconductors NV	344	58,790
Okta, Inc.(a)	843	100,578
ON Semiconductor Corp.(a)	1,121	58,415
Oracle Corp.	464	34,058
Palo Alto Networks, Inc.(a)	318	178,487
PayPal Holdings, Inc.(a)	576	50,648
QUALCOMM, Inc.	733	102,393
Qualys, Inc.(a)	407	55,466
Rapid7, Inc.(a)	301	28,752
salesforce.com, Inc.(a)	315	55,421
Samsung SDI Co. Ltd.	131	63,727
SentinelOne, Inc. - Class A(a)	1,025	34,102
ServiceNow, Inc.(a)	78	37,292
Shopify, Inc. - Class A(a)	172	73,413
Skyworks Solutions, Inc.	150	16,995
SolarEdge Technologies, Inc.(a)	856	214,351
Splunk, Inc.(a)	705	86,024
STMicroelectronics NV	696	26,238
SunPower Corp.(a)(b)	2,053	33,895
Tenable Holdings, Inc.(a)	836	46,172
Trend Micro, Inc./Japan	368	20,621
Trimble, Inc.(a)	672	44,822
Twilio, Inc. - Class A(a)	1,063	118,865
UiPath, Inc. - Class A(a)	3,727	66,452
Unity Software, Inc.(a)	1,502	99,748
Description	Shares	Value
Varonis Systems, Inc.(a)	833	$35,986
VMware, Inc.	632	68,281
Workday, Inc. - Class A(a)	131	27,078
Xinyi Solar Holdings Ltd.	32,051	48,366
Zoom Video Communications, Inc. - Class A(a)	1,015	101,064
Zscaler, Inc.(a)	839	170,099
		5,156,932
Materials — 2.6%
Albemarle Corp.	535	103,164
Ecolab, Inc.	250	42,335
Ganfeng Lithium Co. Ltd. - Class H(c)	1,957	23,895
Livent Corp.(a)	1,770	37,807
MP Materials Corp.(a)	405	15,406
		222,607
Real Estate — 1.8%
American Tower Corp.(d)	121	29,163
Crown Castle International Corp.(d)	209	38,709
Digital Realty Trust, Inc.(d)	207	30,247
Equinix, Inc.(d)	81	58,246
		156,365
Utilities — 2.2%
American Water Works Co., Inc.	267	41,139
Atlantica Sustainable Infrastructure PLC	706	21,815
EDP Renovaveis SA	874	20,875
Ormat Technologies, Inc.	495	38,462
Orsted AS(c)	342	38,457
Sunnova Energy International, Inc.(a)	1,764	30,464
		191,212
Total Common Stocks (Cost $12,402,368)		8,542,325

PREFERRED STOCKS — 0.5%
Materials — 0.5%
Sociedad Quimica y Minera de Chile SA - Class B	578	42,890
Total Preferred Stocks (Cost $29,446)		42,890

MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(e)	9,898	9,898
Total Money Market Funds (Cost $9,898)		9,898

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.5%
First American Government Obligations Fund - Class X — 0.22%(e)	471,517	$471,517
Total Investments Purchased with Proceeds from Securities Lending (Cost $471,517)		471,517

Total Investments — 105.4% (Cost $12,913,229)		$9,066,630

Percentages are based on Net Assets of $8,601,873.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2022. Total value of securities out on loan is $446,785 or 5.2% of net assets.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2022 the value of these securities amounted to $94,884 or 1.1% of net assets.

(d)  Real Estate Investment Trust.

(e)   Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.0%
Digital Asset Capital Markets — 15.3%
Coinbase Global, Inc. - Class A(a)	209	$23,557
Galaxy Digital Holdings Ltd.(a)	1,201	13,203
Silvergate Capital Corp.(a)	171	20,000
Voyager Digital Ltd.(a)	2,339	7,796
		64,556
E-Broker — 59.5%
flatexDEGIRO AG(a)	797	13,810
Futu Holdings Ltd. - ADR(a)	548	17,530
IG Group Holdings PLC	2,401	24,583
Interactive Brokers Group, Inc.	354	21,084
KGI Securities Thailand PCL - NVDR	28,200	4,528
Matsui Securities Co. Ltd.	1,200	7,456
Monex Group, Inc.	3,000	13,847
Moneylion, Inc.(a)	2,977	6,192
NH Investment & Securities Co. Ltd.	1,682	14,530
Robinhood Markets, Inc. - Class A(a)	1,968	19,296
SOFI TECHNOLOGIES, Inc.(a)	2,838	17,369
Swissquote Group Holding SA	105	17,427
The Charles Schwab Corp.	494	32,767
Up Fintech Holding Ltd. - ADR(a)	3,437	13,336
XP, Inc. - Class A(a)	1,136	27,957
		251,712
Market Makers — 7.3%
Flow Traders(b)	456	14,865
Virtu Financial, Inc. - Class A	548	15,826
		30,691
Trading Platform — 16.9%
CMC Markets PLC(b)	871	3,171
Forge Global Holdings, Inc.(a)	343	6,483
MarketAxess Holdings, Inc.	110	28,997
Plus500 Ltd.	631	12,351
Tradeweb Markets, Inc. - Class A	290	20,645
		71,647
Total Common Stocks (Cost $611,133)		418,606
Description	Shares	Value
MONEY MARKET FUNDS — 0.8%
Invesco Government & Agency Portfolio - Institutional Class — 0.34% (c)	3,180	$3,180
Total Money Market Funds (Cost $3,180)		3,180

Total Investments — 99.8% (Cost $614,313)		$421,786

Percentages are based on Net Assets of $422,697.

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines At April 30, 2022, the value of these securities amounted to $18,036 or 4.27% of total net assets.

(c)   Seven-day yield as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 94.9%
0.375%, 10/31/2023	$17,000	$16,471
0.625%, 10/15/2024	499,000	473,231
1.125%, 10/31/2026	497,000	459,239
1.375%, 10/31/2028	494,000	448,112
1.250%, 08/15/2031	503,000	436,274
2.000%, 08/15/2051	628,000	510,005
Total U.S. Government Notes/Bonds (Cost $2,585,723)		2,343,332
	Contracts	Notional Amount
PURCHASED OPTIONS(a) — 4.3%
Invesco QQQ Trust Series 1, Expires 6/17/2022, Strike Price $300.00	29	$908,425	71,268
Invesco QQQ Trust Series 1, Expires 12/16/2022, Strike Price $350.00	24	751,800	34,272
Total Purchased Options (Cost $398,361)			105,540

	Shares
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class — 0.34%(b)	2,895	2,895
Total Money Market Funds (Cost $2,895)		2,895

Total Investments — 99.3% (Cost $2,986,979)		$2,451,767

Percentages are based on Net Assets of $2,468,133.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 69.4%
Consumer Discretionary — 14.6%
Airbnb, Inc. - Class A(a)	1,632	$250,039
Century Communities, Inc.	5,561	293,176
DR Horton, Inc.	3,885	270,357
Green Brick Partners, Inc.(a)	14,057	276,923
Lennar Corp. - Class A	3,605	275,746
LGI Homes, Inc.(a)	3,009	281,973
M/I Homes, Inc.(a)	6,506	288,086
MDC Holdings, Inc.	7,603	280,627
PulteGroup, Inc.	6,588	275,115
Toll Brothers, Inc.	6,091	282,440
Tri Pointe Homes, Inc.(a)	14,057	290,558
		3,065,040
Consumer Staples — 1.8%
Alico, Inc.	9,422	373,771
Energy — 8.4%
Cameco Corp.	10,049	259,468
Denison Mines Corp.(a)	164,915	213,100
Energy Fuels, Inc./Canada(a)	33,669	252,854
NexGen Energy Ltd.(a)	49,281	242,828
Texas Pacific Land Corp.	314	429,112
Uranium Energy Corp.(a)	86,262	366,614
		1,763,976
Financials — 0.6%
LendingTree, Inc.(a)	1,656	131,519
Information Technology — 3.4%
Core Scientific, Inc.(a)	58,261	344,323
Entegris, Inc.	1,700	189,363
QUALCOMM, Inc.	1,403	195,985
		729,671
Description	Shares	Value
Materials — 11.7%
Franco-Nevada Corp.	2,057	$310,936
Nucor Corp.	2,391	370,079
Osisko Gold Royalties Ltd.	22,872	281,326
POSCO Holdings, Inc. - ADR	4,820	273,342
Rio Tinto PLC - ADR	4,457	316,982
Royal Gold, Inc.	2,357	307,541
Vale SA - ADR	17,133	289,376
Wheaton Precious Metals Corp.	6,810	305,497
		2,455,079
Real Estate — 28.9%
Farmland Partners, Inc.(b)	35,880	528,154
Five Point Holdings, LLC - Class A(a)	52,773	308,722
Forestar Group, Inc.(a)	18,495	301,653
FRP Holdings, Inc.(a)	5,720	323,237
Gladstone Land Corp.(b)	13,677	497,843
Kennedy-Wilson Holdings, Inc.	14,423	325,239
Morguard Corp.	2,580	253,451
PotlatchDeltic Corp.(b)	8,927	494,466
Rayonier, Inc.(b)	11,490	496,368
Realogy Holdings Corp.(a)	10,630	116,505
Redfin Corp.(a)	8,858	98,767
Stratus Properties, Inc.(a)	8,099	340,158
Tejon Ranch Co.(a)	18,614	340,822
The Howard Hughes Corp.(a)	3,416	342,591
The St Joe Co.	8,151	433,715
WeWork, Inc. - Class C(a)	32,248	226,058
Weyerhaeuser Co.(b)	12,352	509,149
Zillow Group, Inc.(a)	3,380	134,592
		6,071,490
Total Common Stocks (Cost $15,222,190)		14,590,546

EXCHANGE TRADED FUNDS — 18.7%
abrdn Precious Metals Basket ETF Trust(a)	4,274	396,798
FolioBeyond Rising Rates ETF	7,610	244,890
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	48,551	905,476
Simplify Interest Rate Hedge ETF	4,310	251,833
Teucrium Agricultural Fund(a)	23,000	791,200
United States Copper Index Fund(a)	23,339	617,316
WisdomTree Enhanced Commodity Strategy Fund	23,274	595,582
Total Exchange Traded Funds (Cost $3,743,022)		3,803,095

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 8.9%
First American Government Obligations Fund, Class X — 0.22%(c)	7,188	$7,188
Invesco Government & Agency Portfolio - Institutional Class — 0.34% (c)	1,861,802	1,861,802
Total Money Market Funds (Cost $1,868,990)		1,868,990

Total Investments — 96.4% (Cost $20,834,202)		$20,262,631

Percentages are based on Net Assets of $21,015,721.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Real Estate Investment Trust.

(c)   Seven-day yield as of April 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2022 (Unaudited)

Number of Contracts	Description	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
357	Micro Bitcoin	June 2022	$1,370,166	$—
54	Micro Gold	June 2022	1,032,318	—
				$—

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2022

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Assets:
Investments, at Cost	$419,852,774	$694,735,811	$1,175,889,358	$1,392,439,628	$198,250,140
Foreign Currency, at Cost	—	1,406	—	—	—
Investments, at Value	$363,979,130	$356,779,837	$1,209,551,930	$957,959,623	$225,105,951
Foreign Currency, at Value	—	1,329	—	—	—
Cash	—	—	124,087,349	—	—
Receivable for Capital Shares Sold	119,439	—	14,477,830	—	—
Dividends and Interest Receivable	1,316,727	41,170	1,165,208	2,345,381	462,990
Securities Lending Income Receivable	37,509	221,224	—	278,197	193,760
Total Assets	365,452,805	357,043,560	1,349,282,317	960,583,201	225,762,701

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $21,435,853, $0, $0)	—	—	749,330	—	—
Payable for Investments Purchased	—	—	12,987,851	—	—
Collateral Received for Securities Loaned (See Note 4)	6,529,336	52,198,176	—	156,677,719	27,407,727
Advisory Fees Payable, net of waiver, if any	153,399	190,455	586,427	545,140	104,834
Total Liabilities	6,682,735	52,388,631	14,323,608	157,222,859	27,512,561

Net Assets	$358,770,070	$304,654,929	$1,334,958,709	$803,360,342	$198,250,140

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$256,500	$56,000	$372,500	$299,000	$134,500
Additional Paid-in Capital	442,440,663	737,146,669	1,315,261,204	1,464,432,908	243,709,440
Total Distributable Earnings (Accumulated Deficit)	(83,927,093)	(432,547,740)	19,325,005	(661,371,566)	(45,593,800)
Net Assets	$358,770,070	$304,654,929	$1,334,958,709	$803,360,342	$198,250,140

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	25,650,000	5,600,000	37,250,000	29,900,000	13,450,000
Net Asset Value, Offering and Redemption Price per Share	$13.99	$54.40	$35.84	$26.87	$14.74
Includes loaned Securities with a value of	$6,335,903	$47,607,381	$—	$142,059,837	$25,284,372

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2022

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify Pure Junior Gold Miners ETF	Amplify BlackSwan ISWN ETF
Assets:
Investments, at Cost	$605,242,473	$7,474,418	$112,126,668	$1,441,055	$52,263,978
Foreign Currency, at Cost	—	—	7,686	—	—
Investments, at Value	$516,862,356	$5,400,613	$46,336,454	$1,191,151	$44,166,672
Foreign Currency, at Value	—	—	7,598	—	—
Cash	—	—	235	—	—
Cash Collateral for Securities Lending	—	—	6,009,376	—	—
Collateral for Swaps	—	—	15,100,000	—	—
Receivable for Capital Shares Sold	834,417	—	—	—	—
Receivable for Investments Sold	—	—	8,047	—	—
Dividends and Interest Receivable	1,263,068	11,955	1,400	126	188,400
Securities Lending Income Receivable	—	1,769	36,118	—	—
Deposit at Broker for Options	872,658	—	—	—	135,055
Total Assets	519,832,499	5,414,337	67,499,228	1,191,277	44,490,127

Liabilities:
Payable for Investments Purchased	—	—	8,046	—	—
Collateral Received for Securities Loaned (See Note 4)	—	646,018	6,009,376	—	—
Payable to Broker for Swaps	—	—	23,906	—	—
Advisory Fees Payable, net of waiver, if any	233,926	2,881	16,917	515	18,655
Accrued Compliance Fees	—	—	584	—	—
Accrued Custody Fees	—	—	13,017	—	—
Accrued Accounting, Administration & Transfer Agent Fees	—	—	14,154	—	—
Other Payables and Accrued Expenses	—	—	21,680	—	—
Total Liabilities	233,926	648,900	6,107,680	515	18,655

Net Assets	$519,598,573	$4,765,437	$61,391,548	$1,190,762	$44,471,472

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$181,300	$2,000	$62,000	$500	$21,250
Additional Paid-in Capital	564,523,858	12,244,104	162,392,929	1,353,412	52,566,108
Total Distributable Earnings (Accumulated Deficit)	(45,106,585)	(7,480,667)	(101,063,381)	(163,150)	(8,115,886)
Net Assets	$519,598,573	$4,765,437	$61,391,548	$1,190,762	$44,471,472

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	18,130,000	200,000	6,200,000	50,000	2,125,000
Net Asset Value, Offering and Redemption Price per Share	$28.66	$23.83	$9.90	$23.82	$20.93
Includes loaned Securities with a value of	$—	$600,919	$5,838,754	$—	$—
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2022

	Amplify Cleaner Living ETF	Amplify Thematic All-Stars ETF	Amplify Digital & Online Trading ETF	Amplify BlackSwan Tech & Treasury ETF	Amplify Inflation Fighter ETF(a)
Assets:
Investments, at Cost	$1,234,116	$12,913,229	$614,313	$2,986,979	$20,834,202
Foreign Currency, at Cost	—	81	—	—	—
Investments, at Value	$795,928	$9,066,629	$421,786	$2,451,767	$20,262,631
Foreign Currency, at Value	—	81	—	—	—
Receivable for Investments Sold	—	1,821,219	—	—	1,003,979
Dividends and Interest Receivable	164	1,072	1,144	10,299	2,748
Securities Lending Income Receivable	—	112	—	—	—
Deposit at Broker for Options	—	—	—	7,118	—
Deposits at Broker for Futures	—	—	—	—	755,965
Total Assets	796,092	10,889,113	422,930	2,469,184	22,025,323

Liabilities:
Payable for Investments Purchased	—	—	—	—	994,842
Collateral Received for Securities Loaned (See Note 4)	—	471,517	—	—	—
Payable for Fund Shares Redeemed	—	1,810,930	—	—	—
Advisory Fees Payable, net of waiver, if any	425	4,793	233	1,051	14,760
Total Liabilities	425	2,287,240	233	1,051	1,009,602

Net Assets	$795,667	$8,601,873	$422,697	$2,468,133	$21,015,721

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$500	$4,750	$250	$1,250	$8,250
Additional Paid-in Capital	1,275,500	13,360,829	631,500	3,001,272	21,482,614
Total Distributable Earnings (Accumulated Deficit)	(480,333)	(4,763,706)	(209,053)	(534,389)	(475,143)
Net Assets	$795,667	$8,601,873	$422,697	$2,468,133	$21,015,721

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	50,000	475,000	25,000	125,000	825,000
Net Asset Value, Offering and Redemption Price per Share	$15.91	$18.11	$16.91	$19.75	$25.47
Includes loaned Securities with a value of	$—	$446,785	$—	$—	$—

(a)     Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2022

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $12,589, $0, $348,111, and $178,919, respectively)	$9,452,786	$2,136,230	$9,624,647	$4,981,957	$1,876,853
Interest Income	1,205	683	—	1,351,331	346
Securities Lending Income	274,253	1,439,029	1,308	4,289,977	1,151,625
Total Investment Income	9,728,244	3,575,942	9,625,955	10,623,265	3,028,824
Expenses:
Advisory Fees	1,010,028	1,754,720	2,761,063	4,123,759	678,048
Total Expenses	1,010,028	1,754,720	2,761,063	4,123,759	678,048
Net Investment Income	8,718,216	1,821,222	6,864,892	6,499,506	2,350,776

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	1,214,573	(21,004,395)	(875,419)	(47,453,415)	4,415,111
Capital Gain Distributions from Underlying Closed End Funds	189,538	—	—	—	—
Foreign Currency	—	(79,237)	—	(528)	(49,850)
Options Written	—	—	6,498,095	—	—
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	(70,505,269)	(368,031,712)	(35,671,971)	(646,816,295)	(66,664,046)
Foreign Currency	—	(2,131)	—	(113,826)	(8,844)
Options Written	—	—	601,109	—	—
Net Realized and Unrealized Gain (Loss)	(69,101,158)	(389,117,475)	(29,448,186)	(694,384,064)	(62,307,629)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,382,942)	$(387,296,253)	$(22,583,294)	$(687,884,558)	$(59,956,853)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2022

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify Pure Junior Gold Miners ETF	Amplify BlackSwan ISWN ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $3,195, $0, $1,179, $0 respectively)	$—	$30,911	$214,526	$6,418	$—
Interest Income	4,312,606	—	2,872	—	277,638
Securities Lending Income	—	33,494	46,966	—	—
Total Investment Income	4,312,606	64,405	264,364	6,418	277,638
Expenses:
Advisory Fees	1,903,580	24,343	255,635	4,589	107,040
Other Expenses	—	—	28,377	—	—
Fund Accounting, Administration & Transfer Agent Fees	—	—	33,431	—	—
Custody Expenses	—	—	20,382	—	—
Legal Fees	—	—	24,754	—	—
Audit Fees	—	—	12,316	—	—
Trustee Fees	—	—	8,296	—	—
Principal Financial Officer Fees	—	—	7,421	—	—
Shareholder Servicing Fees	—	—	7,529	—	—
Compliance Fees	—	—	5,707	—	—
Total Expenses	1,903,580	24,343	403,848	4,589	107,040
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	(108,884)	—	—
Net Expenses	1,903,580	24,343	294,964	4,589	107,040
Net Investment Income (Loss)	2,409,026	40,062	(30,600)	1,829	170,598

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	43,348,725	(4,549,897)	(10,601,038)	122,784	(56,979)
Foreign Currency	—	(10,590)	—	(1,311)	—
Swaps	—	—	(14,119,338)	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(160,907,115)	272,114	(22,500,907)	32,132	(8,634,377)
Foreign Currency	—	(126)	—	(5)	—
Swaps	—	—	2,184,214	—	—
Net Realized and Unrealized Gain (Loss)	(117,558,390)	(4,288,499)	(45,037,069)	153,600	(8,691,356)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,149,364)	$(4,248,437)	$(45,067,669)	$155,429	$(8,520,758)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2022

	Amplify Cleaner Living ETF	Amplify Thematic All-Stars ETF	Amplify Digital & Online Trading ETF	Amplify BlackSwan Tech & Treasury ETF(a)	Amplify Inflation Fighter ETF(b)(c)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $123, $1,371, $246, $0, $471)	$3,174	$30,920	$2,552	$—	$39,655
Interest Income	2	—	3	12,518	594
Securities Lending Income	—	95	—	—	—
Total Investment Income	3,176	31,015	2,555	12,518	40,249
Expenses:
Advisory Fees	3,055	30,433	1,845	4,328	26,325
Total Expenses	3,055	30,433	1,845	4,328	26,325
Net Investment Income (Loss)	121	582	710	8,190	13,924

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(40,607)	(831,956)	(16,265)	(1,480)	233,204
Foreign Currency	5	(20,143)	(244)	—	(3,957)
Futures	—	—	—	—	93,892
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(394,722)	(4,722,433)	(228,878)	(535,213)	(812,206)
Foreign Currency	—	(63)	(19)	—
Net Realized and Unrealized Gain (Loss)	(435,324)	(5,574,595)	(245,406)	(536,693)	(489,067)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(435,203)	$(5,574,013)	$(244,696)	$(528,503)	$(475,143)

(a)     Fund commenced operations on December 8, 2021.

(b)    Fund commenced operations on February 1, 2022.

(c)     Statement has been consolidated. See Notes 1 in the Notes to Financial Statements for basis of consolidation.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$8,718,216	$25,729,598
Net Realized Gain (Loss) on Investments	1,214,573	(2,699,348)
Capital Gain Distributions from Underlying Closed End Funds	189,538	64,766
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(70,505,269)	55,553,977
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,382,942)	78,648,993

Distributions to Shareholders:
Dividends and Distributions	(18,564,000)	(19,232,860)
Return of Capital	—	(14,547,140)
Total Distributions	(18,564,000)	(33,780,000)

Capital Share Transactions:
Subscriptions	19,379,565	262,958,955
Redemptions	(30,633,470)	(81,677,680)
Transaction Fees (Note 1)	55	542
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,253,850)	181,281,817

Total Increase (Decrease) in Net Assets	(90,200,792)	226,150,810

Net Assets:
Beginning of Period	448,970,862	222,820,052
End of Period	$358,770,070	$448,970,862

Share Transactions:
Subscriptions	1,250,000	15,500,000
Redemptions	(1,950,000)	(4,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(700,000)	10,750,000
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$1,821,222	$(735,097)
Net Realized Gain (Loss) on Investments and Foreign Currency	(21,083,632)	426,733,892
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(368,033,843)	(156,893,959)
Net Decrease in Net Assets Resulting from Operations	(387,296,253)	269,104,836

Distributions to Shareholders:
Dividends and Distributions	—	(7,766,866)
Total Distributions	—	(7,766,866)

Capital Share Transactions:
Subscriptions	34,871,655	797,325,220
Redemptions	(239,602,057)	(1,133,127,475)
Transaction Fees (Note 1)	—	365
Decrease in Net Assets from Capital Share Transactions	(204,730,402)	(335,801,890)

Total Decrease in Net Assets	(592,026,655)	(74,463,920)

Net Assets:
Beginning of Period	896,681,584	971,145,504
End of Period	$304,654,929	$896,681,584

Share Transactions:
Subscriptions	350,000	6,950,000
Redemptions	(2,850,000)	(9,800,000)
Net Decrease in Shares Outstanding from Share Transactions	(2,500,000)	(2,850,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$6,864,892	$5,617,950
Net Realized Gain on Investments and Options Written	5,622,676	14,242,785
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Options Written	(35,070,862)	69,695,584
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,583,294)	89,556,319

Distributions to Shareholders:
Dividends and Distributions	(25,392,238)	(20,392,493)
Return of Capital	—	(1,776,088)
Total Distributions	(25,392,238)	(22,168,581)

Capital Share Transactions:
Subscriptions	620,328,900	595,631,420
Redemptions	(3,748,100)	(3,333,540)
Increase in Net Assets from Capital Share Transactions	616,580,800	592,297,880

Total Increase in Net Assets	568,605,268	659,685,618

Net Assets:
Beginning of Period	766,353,441	106,667,823
End of Period	$1,334,958,709	$766,353,441

Share Transactions:
Subscriptions	16,700,000	17,100,000
Redemptions	(100,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	16,600,000	17,000,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$6,499,506	$4,798,978
Net Realized Gain (Loss) on Investments and Foreign Currency	(47,453,943)	175,253,913
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(646,930,121)	178,679,137
Net Increase (Decrease) in Net Assets Resulting from Operations	(687,884,558)	358,732,028

Distributions to Shareholders:
Dividends and Distributions	(167,906,335)	(6,448,385)
Total Distributions	(167,906,335)	(6,448,385)

Capital Share Transactions:
Subscriptions	320,208,315	1,572,103,930
Redemptions	(156,107,875)	(562,188,520)
Transaction Fees (Note 1)	526	146,391
Increase in Net Assets from Capital Share Transactions	164,100,966	1,010,061,801

Total Increase (Decrease) in Net Assets	(691,689,927)	1,362,345,444

Net Assets:
Beginning of Period	1,495,050,269	132,704,825
End of Period	$803,360,342	$1,495,050,269

Share Transactions:
Subscriptions	6,700,000	33,150,000
Redemptions	(3,800,000)	(11,500,000)
Net Increase in Shares Outstanding from Share Transactions	2,900,000	21,650,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Lithium & Battery Technology ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$2,350,776	$2,195,444
Net Realized Gain on Investments and Foreign Currency	4,365,261	10,079,336
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(66,672,890)	27,381,300
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,956,853)	39,656,080

Distributions to Shareholders:
Dividends and Distributions	(5,449,017)	(87,235)
Total Distributions	(5,449,017)	(87,235)

Capital Share Transactions:
Subscriptions	89,438,615	255,769,840
Redemptions	(59,953,275)	(71,153,030)
Transaction Fees (Note 1)	33,485	204,554
Increase in Net Assets from Capital Share Transactions	29,518,825	184,821,364

Total Increase (Decrease) in Net Assets	(35,887,045)	224,390,209

Net Assets:
Beginning of Period	234,137,185	9,746,976
End of Period	$198,250,140	$234,137,185

Share Transactions:
Subscriptions	4,850,000	15,050,000
Redemptions	(3,350,000)	(4,000,000)
Net Increase in Shares Outstanding from Share Transactions	1,500,000	11,050,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan Growth & Treasury Core ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$2,409,026	$2,011,679
Net Realized Gain on Investments	43,348,725	51,368,367
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(160,907,115)	68,389,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(115,149,364)	121,769,232

Distributions to Shareholders:
Dividends and Distributions	(46,006,946)	(11,566,239)
Total Distributions	(46,006,946)	(11,566,239)

Capital Share Transactions:
Subscriptions	365,655,928	262,913,280
Redemptions	(596,367,645)	(146,881,040)
Increase (Decrease) in Net Assets from Capital Share Transactions	(230,711,717)	116,032,240

Total Increase (Decrease) in Net Assets	(391,868,027)	226,235,233

Net Assets:
Beginning of Period	911,466,600	685,231,367
End of Period	$519,598,573	$911,466,600

Share Transactions:
Subscriptions	10,210,000	7,790,000
Redemptions	(17,600,000)	(4,470,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,390,000)	3,320,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Emerging Markets FinTech ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$40,062	$(48,585)
Net Realized Gain (Loss) on Investments and Foreign Currency	(4,560,487)	3,687,486
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	271,988	(3,980,714)
Net Decrease in Net Assets Resulting from Operations	(4,248,437)	(341,813)

Capital Share Transactions:
Subscriptions	—	18,451,695
Redemptions	(1,857,970)	(17,632,948)
Transaction Fees (Note 1)	—	9,045
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,857,970)	827,792

Total Increase (Decrease) in Net Assets	(6,106,407)	485,979

Net Assets:
Beginning of Period	10,871,844	10,385,865
End of Period	$4,765,437	$10,871,844

Share Transactions:
Subscriptions	—	350,000
Redemptions	(50,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	—

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Seymour Cannabis ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(30,600)	$52,180
Net Realized Loss on Investments and Foreign Currency	(24,720,376)	(9,144,013)
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(20,316,693)	(43,844,874)
Net Decrease in Net Assets Resulting from Operations	(45,067,669)	(52,936,707)

Distributions to Shareholders:
Dividends and Distributions	(960)	(151,546)
Total Distributions	(960)	(151,546)

Capital Share Transactions:
Subscriptions	9,048,720	178,766,815
Redemptions	(5,949,360)	(28,814,980)
Increase in Net Assets from Capital Share Transactions	3,099,360	149,951,835

Total Increase (Decrease) in Net Assets	(41,969,269)	96,863,582

Net Assets:
Beginning of Period	103,360,817	6,497,235
End of Period	$61,391,548	$103,360,817

Share Transactions:
Subscriptions	650,000	6,350,000
Redemptions	(400,000)	(950,000)
Net Increase in Shares Outstanding from Share Transactions	250,000	5,400,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Pure Junior Gold Miners ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,829	$10,066
Net Realized Gain on Investments and Foreign Currency	121,473	69,494
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	32,127	(282,036)
Net Increase(Decrease) in Net Assets Resulting from Operations	155,429	(202,476)

Distributions to Shareholders:
Dividends and Distributions	(15,217)	—
Total Distributions	(15,217)	—

Capital Share Transactions:
Subscriptions	4,083,258	3,208,180
Redemptions	(5,375,305)	(663,360)
Transaction Fees (Note 1)	253	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,291,794)	2,544,820

Total Increase (Decrease) in Net Assets	(1,151,582)	2,342,344

Net Assets:
Beginning of Period	2,342,344	—
End of Period	$1,190,762	$2,342,344

Share Transactions:
Subscriptions	175,000	125,000
Redemptions	(225,000)	(25,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	100,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan ISWN ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$170,598	$98,763
Net Realized Gain (Loss) on Investments	(56,979)	161,928
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,634,377)	537,072
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,520,758)	797,763

Distributions to Shareholders:
Dividends and Distributions	(312,017)	(80,874)
Total Distributions	(312,017)	(80,874)

Capital Share Transactions:
Subscriptions	20,511,782	43,882,143
Redemptions	(10,560,957)	(1,245,610)
Increase in Net Assets from Capital Share Transactions	9,950,825	42,636,533

Total Increase in Net Assets	1,118,050	43,353,422

Net Assets:
Beginning of Period	43,353,422	—
End of Period	$44,471,472	$43,353,422

Share Transactions:
Subscriptions	850,000	1,750,000
Redemptions	(425,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	425,000	1,700,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Cleaner Living ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$121	$(1,659)
Net Realized Loss on Investments	(40,602)	(5)
Net Change in Unrealized Depreciation on Investments	(394,722)	(43,466)
Net Decrease in Net Assets Resulting from Operations	(435,203)	(45,130)

Capital Share Transactions:
Subscriptions	—	1,276,000
Increase in Net Assets from Capital Share Transactions	—	1,276,000

Total Increase (Decrease) in Net Assets	(435,203)	1,230,870

Net Assets:
Beginning of Period	1,230,870	—
End of Period	$795,667	$1,230,870

Share Transactions:
Subscriptions	—	50,000
Net Increase in Shares Outstanding from Share Transactions	—	50,000
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Thematic All-Stars ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$582	$(4,500)
Net Realized Gain (Loss) on Investments and Foreign Currency	(852,099)	12,911
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(4,722,496)	876,005
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,574,013)	884,416

Capital Share Transactions:
Subscriptions	8,474,087	11,046,665
Redemptions	(5,606,260)	(623,290)
Transaction Fees (Note 1)	231	37
Increase in Net Assets from Capital Share Transactions	2,868,058	10,423,412

Total Increase (Decrease) in Net Assets	(2,705,955)	11,307,828

Net Assets:
Beginning of Period	11,307,828	—
End of Period	$8,601,873	$11,307,828

Share Transactions:
Subscriptions	325,000	425,000
Redemptions	(250,000)	(25,000)
Net Increase in Shares Outstanding from Share Transactions	75,000	400,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Digital & Online Trading ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$710	$1,003
Net Realized Gain (Loss) on Investments and Foreign Currency	(16,509)	396
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(228,897)	36,341
Net Increase in Net Assets Resulting from Operations	(244,696)	37,740

Distributions to Shareholders:
Dividends and Distributions	(2,097)	—
Total Distributions	(2,097)	—

Capital Share Transactions:
Subscriptions	—	631,750
Increase in Net Assets from Capital Share Transactions	—	631,750

Total Increase (Decrease) in Net Assets	(246,793)	669,490

Net Assets:
Beginning of Period	669,490	—
End of Period	$422,697	$669,490

Share Transactions:
Subscriptions	—	25,000
Net Increase in Shares Outstanding from Share Transactions	—	25,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify BlackSwan Tech & Treasury ETF
Period Ended April 30, 2022 (Unaudited)(a)
Operations:
Net Investment Income	$8,190
Net Realized Loss on Investments and Foreign Currency	(1,480)
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(535,213)
Net Decrease in Net Assets Resulting from Operations	(528,503)

Distributions to Shareholders:
Dividends and Distributions	(5,886)
Total Distributions	(5,886)

Capital Share Transactions:
Subscriptions	3,002,522
Increase in Net Assets from Capital Share Transactions	3,002,522

Total Increase in Net Assets	2,468,133

Net Assets:
Beginning of Period	—
End of Period	$2,468,133

Share Transactions:
Subscriptions	125,000
Redemptions	—
Net Increase in Shares Outstanding from Share Transactions	125,000

(a)     The Fund commenced operations on December 8, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Consolidated Statement of Changes in Net Assets

Amplify Inflation Fighter ETF
Period Ended April 30, 2022 (Unaudited)(a)
Operations:
Net Investment Income	$13,924
Net Realized Gain on Investments and Foreign Currency	323,139
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(812,206)
Net Decrease in Net Assets Resulting from Operations	(475,143)

Capital Share Transactions:
Subscriptions	22,148,325
Redemptions	(658,765)
Transaction Fees (Note 1)	1,304
Increase in Net Assets from Capital Share Transactions	21,490,864

Total Increase in Net Assets	21,015,721

Net Assets:
Beginning of Period	—
End of Period	$21,015,721

Share Transactions:
Subscriptions	850,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	825,000

(a)     The Fund commenced operations on February 1, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021		Year Ended October 31, 2020	Period Ended October 31, 2019(a)		Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Year/Period	$17.04		$14.28		$17.62	$16.09		$19.49	$18.55
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.34		0.81		0.97	0.86		1.13	1.22
Net Realized and Unrealized Gain (Loss)(c)	(2.67)		3.48		(2.69)	1.97		(2.97)	1.31
Total from Investment Operations	(2.33)		4.29		(1.72)	2.83		(1.84)	2.53

Distributions to Shareholders
Net Investment Income	(0.72)		(0.86)		(1.03)	(0.87)		(1.13)	(1.20)
Return of Capital	—		(0.67)		(0.59)	(0.43)		(0.43)	(0.39)
Total from Distributions	(0.72)		(1.53)		(1.62)	(1.30)		(1.56)	(1.59)

Capital Share Transactions
Transaction Fees	0.00	(i)	0.00	(i)	0.00 (i)	—		—	—

Net Asset Value, End of Year/Period	$13.99		$17.04		$14.28	$17.62		$16.09	$19.49

Total Return on Net Asset Value(d)	-13.98	%(h)	30.71	%(h)	-9.84%	17.86	%(h)	-9.97%	14.03%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$358,770		$448,971		$222,820	$237,004		$174,526	$222,223
Ratio of Expenses to Average Net Assets	0.50	%(f)	0.50%		0.50%	0.50	%(f)	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets(e)	4.32	%(f)	4.81%		6.29%	5.93	%(f)	6.19%	6.27%
Portfolio Turnover(g)	29	%(h)	90%		43%	28	%(h)	40%	34%

(a)     For the period January 1, 2019 to October 1, 2019. See Note 1 to the Financial Statements.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

(i)     Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Year	$110.70		$88.69	$48.49	$43.86	$37.41	$27.18
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.27		(0.07)	0.58	0.16	(0.17)	(0.13)
Net Realized and Unrealized Gain (Loss)(b)	(56.57)		22.70	39.77	4.47	6.62	10.36	(c)
Total from Investment Operations	(56.30)		22.63	40.35	4.63	6.45	10.23

Distributions to Shareholders
Net Investment Income	—		(0.62)	(0.15)	—	—	—
Total from Distributions	—		(0.62)	(0.15)	—	—	—

Capital Share Transactions
Transaction Fees	—		0.00 (d)	—	—	—	—

Net Asset Value, End of Year	$54.40		$110.70	$88.69	$48.49	$43.86	$37.41

Total Return on Net Asset Value(e)	-50.86	%(i)	25.49%	83.46%	10.54%	17.25%	37.64	%(f)

Supplemental Data:
Net Assets, End of Year (000’s)	$304,655		$896,682	$971,146	$240,005	$370,632	$108,482
Ratio of Expenses to Average Net Assets	0.65	%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67	%(g)	-0.06%	0.82%	0.33%	-0.35%	-0.38%
Portfolio Turnover(h)	32	%(i)	61%	28%	36%	17%	11%

(a)     Calculated based on average shares outstanding during the period.

(b)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)     Includes a $0.01 gain derived from a payment from affiliate.

(d)    Less than $0.005.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 37.63%.

(g)    Not Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017(a)
Net Asset Value, Beginning of Year/Period	$37.11		$29.22	$30.41	$28.51	$27.54	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.25		0.49	0.48	0.58	0.45	0.39
Net Realized and Unrealized Gain (Loss)(c)	(0.63)		9.22	0.79	2.93	2.02	2.92
Total from Investment Operations	(0.38)		9.71	1.27	3.51	2.47	3.31

Distributions to Shareholders
Net Investment Income	(0.89)		(1.56)	(0.27)	(1.61)	(1.29)	(0.57)
Net Realized Gains	—		(0.11)	(0.86)	—	—	—
Return of Capital	—		(0.15)	(1.33)	—	(0.21)	(0.20)
Total from Distributions	(0.89)		(1.82)	(2.46)	(1.61)	(1.50)	(0.77)

Net Asset Value, End of Year/Period	$35.84		$37.11	$29.22	$30.41	$28.51	$27.54

Total Return on Net Asset Value(d)	-1.07	%(g)	33.81%	4.40%	12.63%	9.12%	13.40	%(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$1,334,959		$766,353	$106,668	$21,286	$15,680	$11,016
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.55	%(e)	0.61%	0.95%	0.95%	0.95%	N/A
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A		0.54%	0.49%	0.49%	0.94%	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.37	%(e)	1.31%	1.16%	1.50%	1.53%	N/A
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A		1.38%	1.62%	1.96%	1.54%	1.67	%(e)
Portfolio Turnover(f)	41	%(g)	89%	86%	115%	151%	187	%(g)

(a)     The Fund commenced operations on December 13, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Excludes the impact of in-kind transactions.

(g)    Not Annualized.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$55.37		$24.80	$18.21	$17.45	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.22		0.24	0.17	0.23	0.14
Net Realized and Unrealized Gain (Loss)(c)	(22.97)		30.98	6.80	0.71	(2.69	)(d)
Total from Investment Operations	(22.75)		31.22	6.97	0.94	(2.55)

Distributions to Shareholders
Net Investment Income	(5.75)		(0.66)	(0.39)	(0.19)	—
Total from Distributions	(5.75)		(0.66)	(0.39)	(0.19)	—

Capital Share Transactions
Transaction Fees	—	(e)	0.01	0.01	0.01	0.00	(e)

Net Asset Value, End of Year/Period	$26.87		$55.37	$24.80	$18.21	$17.45

Total Return on Net Asset Value(f)	-44.57	%(j)	127.54%	38.97%	5.72%	-12.74	%(g)(j)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$803,360		$1,495,050	$132,705	$99,269	$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.70	%(h)	0.73%	0.90%	0.90%	0.90	%(h)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A		0.70%	0.70%	0.70%	0.70	%(h)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.12	%(h)	0.47%	0.65%	1.15%	0.68	%(h)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A		0.50%	0.85%	1.35%	0.88	%(h)
Portfolio Turnover(i)	22	%(j)	41%	44%	35%	44	%(j)

(a)     The Fund commenced operations on January 16, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%.

(h)    Annualized.

(i)     Excludes the impact of in-kind transactions.

(j)     Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$19.59		$10.83	$10.59	$12.87	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.18		0.27	0.16	0.29	0.13
Net Realized and Unrealized Gain (Loss)(c)	(4.61)		8.50	0.41	(2.48)	(7.27	)(d)
Total from Investment Operations	(4.43)		8.77	0.57	(2.19)	(7.14)

Distributions to Shareholders
Net Investment Income	(0.42)		(0.03)	(0.35)	(0.10)	—
Total from Distributions	(0.42)		(0.03)	(0.35)	(0.10)	—

Capital Share Transactions
Transaction Fees	—		0.02	0.02	0.01	0.01

Net Asset Value, End of Year/Period	$14.74		$19.59	$10.83	$10.59	$12.87

Total Return on Net Asset Value(e)	-23.01	%(i)	81.32%	5.56%	-16.96%	-35.65	%(f)(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$198,250		$234,137	$9,747	$4,767	$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	N/A		N/A	0.89%	0.92%	0.92	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.59	%(g)	0.59%	0.71%	0.72%	0.72	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	N/A		N/A	1.42%	2.23%	1.82	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	2.05	%(g)	1.57%	1.60%	2.43%	2.02	%(g)
Portfolio Turnover(h)	21	%(i)	51%	131%	61%	12	%(i)

(a)     The Fund commenced operations on June 4, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$35.72		$30.87	$28.57		$25.00
Income from Investment Operations:
Net Investment Income(b)	0.10		0.09	0.12		0.43
Net Realized and Unrealized Gain (Loss)(c)	(5.43)		5.25	3.05	(d)	3.52
Total from Investment Operations	(5.33)		5.34	3.17		3.95

Distributions to Shareholders
Net Investment Income	(0.10)		(0.07)	(0.19)		(0.38)
Net Realized Gains	(1.63)		(0.42)	(0.68)		—
Total from Distributions	(1.73)		(0.49)	(0.87)		(0.38)

Capital Share Transactions
Transaction Fees	—		—	0.00	(e)	—

Net Asset Value, End of Year/Period	$28.66		$35.72	$30.87		$28.57

Total Return on Net Asset Value(f)	-15.69	%(i)	17.44%	11.29	%(j)	15.94	%(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$519,599		$911,467	$685,231		$124,299
Ratio of Expenses to Average Net Assets	0.49	%(g)	0.49%	0.49%		0.49	%(g)
Ratio of Net Investment Income to Average Net Assets	0.62	%(g)	0.25%	0.40%		1.64	%(g)
Portfolio Turnover(h)	146	%(i)	194%	162%		154	%(i)

(a)     The Fund commenced operations on November 5, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

(j)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 11.29%.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$43.49		$41.54	$26.73		$25.00
Income (Loss) from Investment Operations:
Net Investment Loss(b)	0.19		(0.12)	(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss)(c)	(19.85)		2.05	14.92	(d)	1.79
Total from Investment Operations	(19.66)		1.93	14.85		1.72

Distributions to Shareholders
Net Investment Income	—		—	(0.05)		—
Total from Distributions	—		—	(0.05)		—

Capital Share Transactions
Transaction Fees	—		0.02	0.01		0.01

Net Asset Value, End of Year/Period	$23.83		$43.49	$41.54		$26.73

Total Return on Net Asset Value(e)	-15.69	%(h)	4.68%	55.70	%(i)	6.91	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$4,765		$10,872	$10,386		$2,005
Ratio of Expenses to Average Net Assets	0.69	%(f)	0.69%	0.69%		0.69	%(f)
Ratio of Net Investment Loss to Average Net Assets	1.14	%(f)	-0.24%	-0.21%		-0.34	%(f)
Portfolio Turnover(g)	107	%(h)	69%	83%		64	%(h)

(a)     The Fund commenced operations on January 29, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a $0.06 gain derived from a payment from affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

(i)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 55.47%.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019 (a)
Net Asset Value, Beginning of Year/Period	$17.37		$11.81	$15.61	$24.71
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	(0.01)		0.01	0.31	—	(c)
Net Realized and Unrealized Gain (Loss)(d)	(7.47)		5.65	(4.03)	(9.10)
Total from Investment Operations	(7.48)		5.66	(3.72)	(9.10)

Distributions to Shareholders
Net Investment Income	0.00	(c)	(0.10)	(0.08)	—
Total from Distributions	—		(0.10)	(0.08)	—

Capital Share Transactions
Transaction Fees	—		—	0.00 (c)	—

Net Asset Value, End of Year/Period	$9.89		$17.37	$11.81	$15.61

Total Return on Net Asset Value(e)	-45.63%		47.93%	-24.94%	-37.28	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$61,392		$103,361	$6,497	$5,465
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.97	%(f)	0.97%	5.61%	6.14	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed)	0.75	%(f)	0.75%	2.22%	5.73	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.75	%(f)	0.75%	0.75%	0.75	%(f)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	-0.17	%(f)	-0.17%	-1.93%	6.14	%(f)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	0.05	%(f)	0.05%	2.93%	-0.10	%(f)
Portfolio Turnover(g)	15	%(h)	124%	64%	23	%(h)

(a)     The Fund commenced operations on July 22, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than $0.005.

(d)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Pure Junior Gold Miners ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$23.42		$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.02		0.11
Net Realized and Unrealized Gain (Loss)(c)	0.58		(1.69)
Total from Investment Operations	0.60		(1.58)

Distributions to Shareholders
Net Investment Income	(0.20)		—
Total from Distributions	(0.20)		—

Net Asset Value, End of Period	$23.82		$23.42

Total Return on Net Asset Value(d)	2.59	%(f)	-6.31	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$1,191		$2,342
Ratio of Expenses to Average Net Assets	0.49	%(e)	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.20	%(e)	0.50	%(e)
Portfolio Turnover(g)	24	%(f)	36	%(f)

(a)     The Fund commenced operations on November 30, 2020.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$25.50		$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.09		0.07
Net Realized and Unrealized Gain (Loss)(c)	(4.48)		0.48
Total from Investment Operations	(4.39)		0.55

Distributions to Shareholders
Net Investment Income	(0.08)		(0.05)
Net Realized Gains	(0.10)		—
Total from Distributions	(0.18)		(0.05)

Net Asset Value, End of Period	$20.93		$25.50

Total Return on Net Asset Value(d)	-15.69	%(f)	2.23	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$44,471		$43,353
Ratio of Expenses to Average Net Assets	0.49	%(e)	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.78	%(e)	0.38	%(e)
Portfolio Turnover(g)	146	%(f)	123	%(f)

(a)     The Fund commenced operations on January 25, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Cleaner Living ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$24.62		$25.52
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	—		(0.03)
Net Realized and Unrealized Gain (Loss)(c)	(8.71)		(0.87)
Total from Investment Operations	(8.71)		(0.90)

Net Asset Value, End of Period	$15.91		$24.62

Total Return on Net Asset Value(d)	-15.69	%(f)	-3.54	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$796		$1,231
Ratio of Expenses to Average Net Assets	0.59	%(e)	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	0.02	%(e)	-0.40	%(e)
Portfolio Turnover(g)	27	%(f)	0	%(f)

(a)     The Fund commenced operations on June 23, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$28.27		$25.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	—		(0.02)
Net Realized and Unrealized Gain (Loss)(c)	(10.16)		3.24
Total from Investment Operations	(10.16)		3.22

Capital Share Transactions
Transaction Fees	—		0.00	(h)

Net Asset Value, End of Period	$18.11		$28.27

Total Return on Net Asset Value(d)	-35.94	%(f)	12.85	%(f)(i)

Supplemental Data:
Net Assets, End of Period (000’s)	$8,602		$11,308
Ratio of Expenses to Average Net Assets	0.49	%(e)	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.01	%(e)	-0.23	%(e)
Portfolio Turnover(g)	35	%(f)	48	%(f)

(a)     The Fund commenced operations on July 20, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Less than $0.005.

(i)     Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 12.84%. See Note 5.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Financial Highlights

	Six-Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$26.78		$25.27
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.03		0.04
Net Realized and Unrealized Gain (Loss)(c)	(9.82)		1.47
Total from Investment Operations	(9.79)		1.51

Distributions to Shareholders
Net Investment Income	(0.08)		—
Total from Distributions	(0.08)		—

Net Asset Value, End of Period	$16.91		$26.78

Total Return on Net Asset Value(d)	-36.64	%(f)	5.97	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$423		$669
Ratio of Expenses to Average Net Assets	0.59	%(e)	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	0.25	%(e)	1.43	%(e)
Portfolio Turnover(g)	29	%(f)	7	%(f)

(a)     The Fund commenced operations on September 21, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Financial Highlights

	Period Ended April 30, 2022(a)
Net Asset Value, Beginning of Period	$24.95
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.08
Net Realized and Unrealized Gain (Loss)(c)	(5.23)
Total from Investment Operations	(5.15)

Distributions to Shareholders
Net Investment Income	(0.05)
Total from Distributions	(0.05)

Net Asset Value, End of Period	$19.75

Total Return on Net Asset Value(d)	-15.69	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$2,468
Ratio of Expenses to Average Net Assets	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.93	%(e)
Portfolio Turnover(g)	146	%(f)

(a)     The Fund commenced operations on December 8, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Financial Highlights(a)

	Period Ended April 30, 2022(b)
Net Asset Value, Beginning of Period	$25.97
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.03
Net Realized and Unrealized Gain (Loss)(c)	(0.53)
Total from Investment Operations	(0.50)

Net Asset Value, End of Period	$25.47

Total Return on Net Asset Value(d)	3.63	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$21,016
Ratio of Expenses to Average Net Assets	0.85	%(e)
Ratio of Net Investment Income to Average Net Assets	0.45	%(e)
Portfolio Turnover(g)	28	%(f)

(a)     Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

(b)    The Fund commenced operations on February 1, 2022.

(c)     Calculated based on average shares outstanding during the period.

(d)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Not Annualized.

(h)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited)

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of three diversified funds, Amplify High Income ETF (“YYY”), Amplify Online Retail ETF (“IBUY”) and Amplify Transformational Data Sharing ETF (“BLOK”) and ten non-diversified funds, Amplify CWP Enhanced Dividend Income ETF (“DIVO”), Amplify Lithium & Battery Technology ETF (formerly Amplify Advanced Battery Metals and Materials ETF) (“BATT”), Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify Emerging Markets FinTech ETF (“EMFQ”), Amplify Seymour Cannabis ETF (“CNBS”), Amplify Pure Junior Gold Miners ETF (“JGLD”), Amplify BlackSwan ISWN ETF (“ISWN”), Amplify Cleaner Living ETF (“DTOX”), Amplify Thematic All-Stars ETF (“MVPS”), Amplify Digital & Online Trading ETF (“BIDS”), Amplify BlackSwan Tech & Treasury ETF (“QSWN”), and Amplify Inflation Fighter (“IWIN”) (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of YYY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index. YYY commenced operations on June 11, 2012. The investment objective of IBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. IBUY commenced operations on April 19, 2016. The investment objective of DIVO is to seek to provide current income as its primary objective and to provide capital appreciation as its secondary objective. DIVO commenced operations on December 13, 2016. The investment objective of BLOK is to seek to provide investors with total return. BLOK commenced operations on January 16, 2018. The investment objective of BATT is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Lithium & Battery Technology Index. BATT commenced operations on June 4, 2018. The investment objective of SWAN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Index. SWAN commenced operations on November 5, 2018. The investment objective of EMFQ is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM International Ecommerce Index. EMFQ commenced operations on January 29, 2019. The investment objective of CNBS is to seek to provide investors capital appreciation. CNBS commenced operations on July 22, 2019. The investment objective of JGLD is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Pure Junior Gold Miners Index. JGLD commenced operations on November 30, 2020. The investment objective of ISWN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan International Index. ISWN commenced operations on January 25, 2021. The investment objective of DTOX is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Tematica BITA Cleaner Living Index. DTOX commenced operations on June 23, 2021. The investment objective of MVPS is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ETF All-Stars Thematic Composite Index. MVPS commenced operations on July 20, 2021. The investment objective of BIDS is to seek s investment results that generally correspond (before fees and expenses) to the price and yield of the BlueStar® Global E-Brokers and Digital Capital Markets Index. BIDS commenced operations on September 21, 2021. The investment objective of QSWN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Tech & Treasury Index. QSWN commenced operations on December 8, 2021. The investment objective of IWIN is to seek to provide investors with long-term capital appreciation in inflation-adjusted terms. IWIN commenced operations on February 1, 2022.

The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) (“Exchange”). Shares of the Funds trade on the Exchange at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). YYY, IBUY, DIVO, BLOK, BATT, and CNBS will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” SWAN will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 10,000 shares. EMFQ, JGLD, ISWN, DTOX, MVPS, BIDS, QSWN, and IWIN will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 25,000 shares. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to CNBS and the payment of any cash amounts have been completed. To the extent contemplated by the applicable authorized participant agreement, Creation Units of CNBS will be issued to such authorized participant notwithstanding the fact that CNBS deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such authorized participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars immediately available funds having a value (marked to market daily) at least equal to 105% of the value of the missing deposit securities.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase or redemption (i.e. creation or redemption) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units for YYY, IBUY, DIVO, BLOK, CNBS, DTOX, IWIN. A purchase or redemption transaction fee of $1,000 is imposed for BATT. A purchase or redemption transaction fee of $250 is imposed for SWAN, ISWN, and QSWN. A purchase or redemption transaction fee of $750 is imposed for EMFQ, JGLD and BIDS. A purchase or redemption transaction fee of $1,500 is imposed for MVPS. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CONSOLIDATION OF SUBSIDIARY

IWIN’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund (the “Subsidiary”).The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $3,876,776 which represented 18.44% of the Fund’s net assets.

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

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April 30, 2022 (Unaudited) (Continued)

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of April 30, 2022:

Category	YYY	IBUY	DIVO	BLOK	BATT
Investments in Securities
Assets
Level 1
Investment Companies	$356,648,666	$—	$—	$—	$—
Common Stocks	—	303,483,543	1,209,551,930	730,609,194	197,157,585
Exchange Traded Funds			—	33,276,945	—
Money Market Funds	801,129	1,098,119	—	9,908,540	540,637
Investments Purchased with Proceeds from Securities Lending	6,529,336	52,198,176	—	156,677,719	27,407,727
Total Level 1	363,979,131	356,779,838	1,209,551,930	930,472,398	225,105,949
Level 2
Total Level 2	—	—	—	—	—

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April 30, 2022 (Unaudited) (Continued)

Category	YYY	IBUY	DIVO	BLOK	BATT
Level 3
Common Stocks	—	0	—	—	0
Convertible Bonds	—	—	—	27,487,225	—
Total Level 3	—	—	—	27,487,225	—
Total	$363,979,131	$356,779,838	$1,209,551,930	$957,959,623	$225,105,949
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$—	$—	$749,330	$—	$—
Total Level 1	—	—	749,330	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$749,330	$—	$—
Category	SWAN	EMFQ	CNBS	JGLD	ISWN
Investments in Securities
Assets
Level 1
Common Stocks	$—	$4,686,643	$33,347,852	$1,189,261	$—
Money Market Funds	3,759,616	21,792	12,988,602	1,890	63,362
Purchased Options	35,944,616	—	—	—	1,310,606
Rights	—	46,160	—	—	—
U.S. Government Notes/Bonds	477,158,124	—	—	—	42,792,704
Investments Purchased with Proceeds from Securities Lending	—	646,018	—	—	—
Total Level 1	516,862,356	5,400,613	46,336,454	1,191,151	44,166,672
Level 2
Total Level 2	—	—	—	—	—
Level 3
Common Stocks	—	0	—	—	—
Total Level 3	—	0	—	—	—
Total	$516,862,356	$5,400,613	$46,336,454	$1,191,151	$44,166,672
Other Financial Instruments(a)
Liabilities
Level 1
Total Return Swaps	$—	$—	$—	$—	$—
Total Level 1	—	—	—	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$—	$—	$—

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April 30, 2022 (Unaudited) (Continued)

Category	DTOX	MVPS	BIDS	QSWN	IWIN
Investments in Securities
Assets
Level 1
Common Stocks	$789,927	$8,542,325	$418,606	$—	$14,590,546
Exchange Traded Funds			—	—	3,803,095
Preferred Stock	—	42,890	—	—	—
Money Market Funds	6,001	9,898	3,180	2,895	1,868,990
Purchased Options	—	—	—	105,540	—
U.S. Government Notes/Bonds	—	—	—	2,343,332	—
Investments Purchased with Proceeds from Securities Lending	—	471,517	—	—	—
Total Level 1	795,928	9,066,630	421,786	2,451,767	20,262,631
Level 2
Total Level 2	—	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$795,928	$9,066,630	$421,786	$2,451,767	$20,262,631
Other Financial Instruments(a)
Liabilities
Level 1
Futures Contracts	$—	$—	$—	$—	$—
Total Level 1	—	—	—	—	—
Level 2	—	—	—	—	—
Options Written	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$—	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

(a)       Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, total return swap agreements and futures contracts, which are reflected at value.

For the year period ended April 30, 2022, there were no transfers into or out of Level 3 for the Funds, except in IBUY, BATT, EMFQ, and JGLD. Below is a reconciliation of securities in Level 3 for each Fund.

	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 4/30/2022	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 04/30/2022
IBUY – Common Stocks	$—	$—	$—	$—	$—	$—	$0	$0	$—
BLOK – Convertible Bonds	26,678,603	—	—	808,622	—	—	—	27,487,225	—
BATT – Common Stocks	—	—	—	—	—	—	0	0	—
EMFQ – Common Stocks	—	—	—	—	0	—	—	0	—
JGLD – Rights	—	—	—	0	—	—	—	0	—

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April 30, 2022 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

IBUY	Fair Value as of 04/30/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stock	$—	Last Avalible Price	No Market Activity	—
BLOK	Fair Value as of 04/30/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds	$27,487,225	Cost	None	—
BATT	Fair Value as of 04/30/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stock	$—	Last Avalible Price	No Market Activity	—
EMFQ	Fair Value as of 04/30/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stock	$—	Last Avalible Price	No Market Activity	—
JGLD	Fair Value as of 4/30/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Rights	$—	Proration of Share Price	Corporate Action Details	—

OPTION WRITING

DIVO will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

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April 30, 2022 (Unaudited) (Continued)

SWAN, ISWN, and QSWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

SWAP AGREEMENTS

CNBS may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.

FUTURES CONTRACTS

IWIN may use futures contracts to seek to enhance return, to hedge some of the risk of its investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which it invests), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital.

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO, SWAN, CNBS, ISWN, QSWN, and IWIN as of April 30, 2022 is as follows:

DIVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2022

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options written, at value	$749,330

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$6,498,095	Equity Contracts	$601,109

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April 30, 2022 (Unaudited) (Continued)

SWAN

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$35,944,616

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$42,936,529	Equity Contracts	$47,487,233

CNBS

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Swaps Executed	Derivatives	Swaps Executed
Swaps	$(14,119,338)	Swaps	$2,184,214

ISWN

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$1,310,606

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$(153,355)	Equity Contracts	$(2,989,102)

QSWN

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$105,540

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$0	Equity Contracts	$(292,822)

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April 30, 2022 (Unaudited) (Continued)

IWIN

Consolidated Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2022

	Asset Derivatives
Derivatives	Location	Value
Commodity Contracts - Futures	Deposits at Broker for Futures	$755,965

The effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended April 30, 2022 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Long Futures	Derivatives	Long Futures
Commodity Contracts	$93,892	Commodity Contracts	$0

The average monthly value of options written in DIVO during the period ended April 30, 2022 was $(823,081). The average monthly value of options purchased in SWAN during the period ended April 30, 2022 was $89,520,292. The average monthly notional amount of swaps executed in CNBS during the period ended April 30, 2022 was $30,111,249. The average monthly value of options purchased in ISWN during the period ended April 30, 2022 was $2,938,682. The average monthly value of options purchased in QSWN during the period ended April 30, 2022 was $209,368. The average monthly notional value of long futures in IWIN during the period ended April 30, 2022 was $1,018,500.

OFFSETTING ASSETS AND LIABILITIES

DIVO and CNBS are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022 is as follows:

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
DIVO
Options Written
Susquehanna Financial Group	$749,330	$—	$749,330	$749,330	$—	$—
CNBS
Swaps Executed
Cowen Financial Products, LLC	$—	$—	$—	$—	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

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April 30, 2022 (Unaudited) (Continued)

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Paid-in-kind interest income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/ (accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

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April 30, 2022 (Unaudited) (Continued)

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%
IBUY	0.65%
DIVO	0.55%
BLOK	0.70%
BATT	0.59%
SWAN	0.49%
EMFQ	0.69%
CNBS	0.65%
JGLD	0.49%
ISWN	0.49%
DTOX	0.59%
MVPS	0.49%
BIDS	0.59%
QSWN	0.49%
IWIN	0.85%

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period ended April 30, 2022, the Adviser’s management fee was reduced by $108,884 and the Advisor paid none of the fund expenses. This contractual agreement expired on March 1, 2023. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

Recoupment Expiration	Amount of Recoupment
October 31, 2022	$5,512
October 31, 2023	$164,281
October 31, 2024	$227,384
October 31, 2025	$108,884

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”) serves as the Sub-Adviser to YYY, IBUY, EMFQ, CNBS, DTOX, and BIDS. Toroso Investments, LLC (“Toroso”) serves as the Sub-Adviser to BLOK, BATT, JGLD, MVPS, IWIN. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to DIVO. ARGI Investment Services, LLC (“ARGI”) and Toroso serve as the Sub-Advisers to SWAN, ISWN, and QSWN (Penserra, together with CWP, Toroso, and ARGI the “Sub-Advisers,” and each, a “Sub-Adviser”). Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, CWP, Toroso, and ARGI are paid by the Adviser.

For the period ended April 30, 2022, the Funds paid Penserra Securities, LLC, an affiliate of Penserra, $48,230 for brokerage commissions. U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent with the exception of CNBS. Cowen Execution Service, LLC (“Cowen”) serves as the custodian and securities lending agent (together, USB and Cowen are the “Securities Lending Agents”) for CNBS. For the period ended April 30, 2022, CNBS paid Cowen and Company, LLC, an affiliate of Cowen, $66,623 for brokerage commissions.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. For their services, the Chief Compliance Officer and the Principal Financial Officer are entitled to receive compensation via reimbursement to the Adviser from CNBS pursuant to their fee arrangements with CNBS.

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2022, YYY, IBUY, BLOK, BATT, EMFQ, CNBS, and MVPS had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

As of April 30, 2022, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
YYY	$6,335,903	$6,529,336	(a)
IBUY	$47,607,381	$52,198,176	(a)
DIVO	$—	$—
BLOK	$142,059,837	$156,677,719	(a)
BATT	$25,284,372	$27,407,727	(a)
SWAN	$—	$—
EMFQ	$600,919	$646,018	(a)
CNBS	$5,838,754	$6,009,376	(b)
JGLD	$—	$—
ISWN	$—	$—
DTOX	$—	$—
MVPS	$446,785	$471,517
BIDS	$—	$—
QSWN	$—	$—
IWIN	$—	$—

(a)       The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

(b)       Cash collateral is maintained with The Bank of New York Mellon (“BNY”) under a Collateral Account Control Agreement between the Fund, BNY, and Cowen.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the year ended April 30, 2022, were as follows:

Fund	Fees and Interest Earned
YYY	$245,660
IBUY	$730,530
DIVO	$1,308
BLOK	$4,289,977
BATT	$1,151,625
SWAN	$—
XBUY	$33,494
CNBS	$46,966
JGLD	$—
ISWN	$—
DTOX	$—
MVPS	$95
BIDS	$—
QSWN	$—
IWIN	$—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

Fees and interest income earned on collateral investments and recognized by the Funds under the securities lending program is reflected in the Funds’ Statements of Operations as securities lending income.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.    INVESTMENT TRANSACTIONS

For the period ended April 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
YYY	$136,811,971	$150,619,238
IBUY	212,449,125	413,967,885
DIVO	965,102,052	382,962,012
BLOK	468,818,045	379,204,766
BATT	130,242,660	104,031,142
SWAN	46,512,679	105,976,796
EMFQ	7,671,070	9,524,976
CNBS	12,027,178	16,189,925
JGLD	4,504,524	5,762,940
ISWN	2,367,237	608,253
DTOX	269,530	273,417
MVPS	12,570,641	9,669,573
BIDS	163,263	164,254
QSWN	64,769	—
IWIN	22,194,519	2,349,194

For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
YYY	$19,152,923	$30,246,455
IBUY	6,706,582	238,519,916
DIVO	559,425,776	3,398,481
BLOK	206,122,725	126,427,535
BATT	63,391,192	56,721,772
SWAN	5,753,335	346,585,691
EMFQ	—	1,665,832
CNBS	5,018,358	3,513,707
JGLD	3,976,853	5,363,697
ISWN	10,974,450	7,465,723
DTOX	—	—
MVPS	8,186,632	5,493,100
BIDS	—	—
QSWN	—	—
IWIN	17,031,396	644,556

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

There were no purchases or sales of long-term U.S. Government securities by the Funds, except SWAN, ISWN, and QSWN. Included in the amounts for SWAN were $1,147,806,465 of purchases and $1,348,966,380 of sales of U.S. Government Securities during the period ended April 30, 2022. Included in the amounts for ISWN were $57,155,040 of purchases and $47,297,050 of sales of U.S. Government Securities during the period ended April 30, 2022. Included in the amounts for QSWN were $2,658,672 of purchases and $73,112 of sales of U.S. Government Securities during the period ended April 30, 2022.

6.    FEDERAL INCOME TAXES

As of and during the year ended October 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2021, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year ended October 31, 2021 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$19,232,860	$—	$14,547,140
IBUY	7,766,866	—	—
DIVO	19,139,503	1,252,990	1,776,088
BLOK	6,448,385	—	—
BATT	87,235	—	—
SWAN	8,793,909	2,772,330	—
EMFQ	—	—	—
CNBS	151,546	—	—
JGLD	—	—	—
ISWN	80,874	—	—
DTOX	—	—	—
MVPS	—	—	—
BIDS	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2020 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$14,936,155	$—	$8,398,167
IBUY	732,203	—	—
DIVO	597,840	644,332	1,835,660
BLOK	2,023,741	—	—
BATT	158,755	—	—
SWAN	4,804,059	—	—
EMFQ	3,649	—	—
CNBS	27,000	—	—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2021 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$452,911,670	$999,169,075	$597,529,313	$1,596,943,658	$238,820,821
Gross tax unrealized appreciation	22,480,438	161,769,590	73,771,942	290,133,116	41,755,574
Gross tax unrealized depreciation	(10,421,126)	(162,541,930)	(6,521,866)	(186,544,349)	(19,289,655)
Net tax unrealized appreciation (depreciation)	12,059,312	(772,340)	67,250,076	103,588,767	22,465,919
Undistributed ordinary income	—	—	—	164,093,930	5,182,897
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	—	164,093,930	5,182,897
Other accumulated gain (loss)	(17,039,464)	(44,479,147)	50,461	(73,263,370)	(7,863,746)
Distributable earnings/(accumulated deficit)	$(4,980,152)	$(45,251,487)	$67,300,537	$194,419,327	$19,785,070
	SWAN	EMFQ	CNBS	JGLD	ISWN
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$837,817,797	$14,328,550	$139,796,195	$2,642,048	$42,744,288
Gross tax unrealized appreciation	78,354,189	977,180	3,778,407	85,365	1,083,348
Gross tax unrealized depreciation	(6,279,914)	(3,472,451)	(57,886,198)	(384,690)	(547,738)
Net tax unrealized appreciation (depreciation)	72,074,275	(2,495,271)	(54,107,791)	(299,325)	535,610
Undistributed ordinary income	17,819,200	—	—	13,393	181,279
Undistributed long-term capital gain	26,156,250	—	—	—	—
Total accumulated gain	43,975,450	—	—	13,393	181,279
Other accumulated gain (loss)	—	(736,959)	(1,886,961)	(17,430)	—
Distributable earnings/(accumulated deficit)	$116,049,725	$(3,232,230)	$(55,994,752)	$(303,362)	$716,889
	DTOX	MVPS	BIDS
	Investments	Investments	Investments
Tax cost of investments	$1,274,827	$10,504,494	$630,849
Gross tax unrealized appreciation	104,872	1,187,702	85,423
Gross tax unrealized depreciation	(148,338)	(373,938)	(49,771)
Net tax unrealized appreciation (depreciation)	(43,466)	813,764	35,652
Undistributed ordinary income	—	—	2,097
Undistributed long-term capital gain	—	138	—
Total accumulated gain	—	138	2,097
Other accumulated gain (loss)	(1,664)	(3,595)	(9)
Distributable earnings/(accumulated deficit)	$(45,130)	$810,307	$37,740

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

The difference between book and tax-basis cost is attributable to the deferral on wash sales and passive foreign investment companies.

At October 31, 2021, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
YYY	$—
IBUY	5,578,170
DIVO	—
BLOK	—
BATT	—
SWAN	—
EMFQ	49,674
CNBS	—
JGLD	—
ISWN	—
DTOX	1,664
MVPS	3,610
BIDS	—

At October 31, 2021, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$1,854,161	$15,185,303	Unlimited
IBUY	10,443,551	28,456,548	Unlimited
DIVO	—	—	—
BLOK	68,306,024	4,947,905	Unlimited
BATT	5,904,508	1,928,376	Unlimited
SWAN	—	—	—
EMFQ	629,249	58,008	Unlimited
CNBS	4,887,162	—	Unlimited
JGLD	17,426	—	Unlimited
ISWN	—	—	—
DTOX	—	—	—
MVPS	—	—	—
BIDS	—	—	—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to equalization, net operating losses, return of capital distributions, and redemption-in-kind transactions. For the year ended October 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$(7,892,409)	$7,892,409
IBUY	(460,488,340)	460,488,340
DIVO	(834,206)	834,206
BLOK	(161,786,589)	161,786,589
BATT	(15,259,845)	15,259,845
SWAN	(4,469,100)	4,469,100
EMFQ	(4,270,248)	4,270,248
CNBS	880,690	(880,690)
JGLD	(100,886)	100,886
ISWN	—	—
DTOX	—	—
MVPS	(74,109)	74,109
BIDS	—	—

During the year ended October 31, 2021, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

YYY	$9,496,729
IBUY	460,543,566
DIVO	834,206
BLOK	161,786,589
BATT	15,259,845
SWAN	—
EMFQ	4,311,166
CNBS	11,369,675
JGLD	100,886
ISWN	—
DTOX	—
MVPS	74,106
BIDS	—

QSWN and IWIN were launched after October 31, 2022, therefore there is not any federal income tax information.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

7.    PRINCIPAL RISKS

BITCOIN FUTURES RISK (IWIN only)

In addition to the risks of futures contracts generally described below, the market for bitcoin futures contracts has additional unique risks. The market for bitcoin futures may be less developed, less liquid and more volatile than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. The Fund generally deposits cash (“margin”) with an FCM for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure of the futures contracts or the number of futures contracts purchased. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CME or the Commodity Futures Trading Commission (“CFTC”), potentially subjecting the Fund to substantial losses. Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and bitcoin futures contracts have historically been more volatile than traditional asset classes.

Margin levels for Bitcoin futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to Bitcoin futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Funds may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective. Further, if the Fund’s ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.

BITCOIN RISK (IWIN only)

The Fund expects to have market exposure to cryptocurrencies such as bitcoin. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that can be used like money. Cryptocurrencies use cryptography to secure transactions, to control the creation of additional units, and to verify the transfer of assets. A cryptocurrency operates without central authority or banks and is not backed by any government. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Even when held indirectly, investment vehicles may be affected by the high volatility associated with cryptocurrency exposure. Holding a privately offered investment vehicle in its portfolio may cause the Fund to trade at a premium or discount to NAV.

Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the network involved in maintaining the ledger of bitcoin ownership and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. The Bitcoin Network is a peer-to-peer payment network that operates on a cryptographic protocol. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger. Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume or increase volatility of digital securities or other assets trading on a blockchain.

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure. Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

BIOTECHNOLOGY COMPANIES RISK (CNBS only)

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

CANNABIS INDUSTRY RISK (CNBS only)

Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

CONCENTRATION RISK (YYY and IBUY only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

COMMODITIES RISK (IWIN only)

Commodity prices can have significant volatility, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. The Fund is subject to the risk that a commodity price will change from one level to another between periods of trading. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

COMMODITY REGULATORY RISK (IWIN only)

The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

COMMODITY-LINKED DERIVATIVES RISK (IWIN only)

Investments linked to the prices of commodities may be considered speculative. Significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes. A liquid secondary market may not exist for certain commodity-linked derivatives, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

CONSTRUCTION AND HOMEBUILDING COMPANIES RISK (IWIN only)

Construction and homebuilding companies may be significantly affected by changes in demand for their specific products or services, government spending, zoning laws, general economic conditions, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, labor relations and government regulations. Such companies can also be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

COUNTERPARY RISK (CNBS only)

The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular securities without actually purchasing those securities. The Fund’s use of such financial instruments, including swap arrangements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

COVERED CALL RISK (DIVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

DIGITAL ASSET RISK (BIDS only)

While the Fund will not directly invest in digital assets, certain of the Fund’s investments may be subject to the risks associated with investing in digital assets. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, digital asset companies may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Further, digital asset companies may be subject to the risks posed by conflicting intellectual property claims among digital assets, which may reduce confidence in the viability of a digital asset. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile. Digital assets may be traded on exchanges that are unregulated and often located outside the United States. Digital asset exchanges may stop operating or permanently shut down due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises or failures in the underlying blockchain, ledger or software. Digital Assets are also at risk of possible manipulation and vulnerabilities surrounding the use of third-party products, which may be subject to technical defects beyond a company’s control. Further, digital assets are not maintained in traditional custodial arrangements, and instead are typically held in “wallets,” which are public digital addresses accessible only by “private keys.” If a private key is stolen, lost, damaged or destroyed, the digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. Over their short history, digital assets have experienced tremendous price volatility compared to traditional asset classes and may experience significant illiquidity in stressed market conditions. The values of digital assets should not be expected to be connected or correlated to traditional economic or market forces, and the value of the investments in digital assets could decline rapidly, including to zero, as a digital asset may decline in popularity, acceptance or use, thereby impairing its price.

Many companies often employ the technology surrounding digital assets to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. There are currently relatively few companies for which digital assets represent an attributable and significant revenue stream. Because of this, the financial strength of companies associated with digital assets and the digital assets market may not be a reflection of their actual connection and exposure to digital assets, but rather a result of other business operations.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FINANCIAL TECHNOLOGY (“FINTECH”) RISK (EMFQ only)

FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in markets. These companies may have significant exposure to consumers and businesses, including small businesses, in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

FOREIGN INVESTMENT RISK (EMFQ only)

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

FUTURES CONTRACT RISK (IWIN only)

Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

FUND OF FUNDS RISK (YYY only)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

GOLD MINING INDUSTRY RISK (JGLD only)

The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

HEALTH CARE COMPANIES RISK (CNBS only)

Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, BATT, and EMFQ only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

LEVERAGE RISK (YYY only)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET EVENTS RISK

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and t is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

For example, an outbreak of a respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of a Fund, the Adviser and a Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY only)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

METALS AND MINING COMPANIES RISK (BATT and JGLD only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

MINERAL MINING RISK (IWIN only)

The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, many early stage miners operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an early stage mining company than for a more established counterpart.

OPTIONS RISK (SWAN, ISWN, and QSWN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

PHARMACEUTICAL COMPANIES RISK (CNBS only)

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

POOLED INVESTMENT VEHICLE RISK (IWIN only)

The Fund may invest in Commodity-Linked Instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.

The Fund may obtain exposure to bitcoin through the Grayscale Bitcoin Trust (“GBTC”). GBTC is a private investment fund that is not regulated under the 1940 Act. The shares of the Grayscale Bitcoin Trust may trade at a premium or discount, may not directly correspond to the price of Bitcoin, and are highly volatile. The Fund may also obtain exposure to bitcoin by investing in U.S. listed instruments. These instruments may be subject to investment advisory and other expenses, which would be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in these instruments and may be higher than other funds that invest directly in stocks and bonds. Each of the instruments is subject to its own specific risks, but the adviser expects the principal investments risks of such instruments will be similar to the risks of investing in the Fund.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2022 (Unaudited) (Continued)

ONLINE RETAIL RISK (IBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

8.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited)

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on December 2, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify CWP Enhanced Dividend Income ETF (the “Fund”), (2) the Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”), and (3) between the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Fund (collectively, the “Agreements”). Penserra and CWP collectively will be hereinafter referred to as the “Sub-Advisers”.

The Fund was originally approved by the Board and its Independent Trustees on or about June 22, 2016 for an initial two-year term. In preparation for the meeting, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub- Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub- Advisers’ costs and profits expected to be realized in providing their services, including any fall- out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale. During the June 22, 2016 meeting, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for the initial two-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term at the June 22, 2016 meeting.

After the initial two-year term, the Board held meetings on June 12, 2018, June 11, 2019, December 10, 2019 and December 8, 2020 to discuss and review relevant agreements and determine whether the agreements regarding the Fund should be renewed for additional one- year terms. In preparation for each of the meetings, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale. During each of the June 2018, June 2019, December 2019 and December 2020 meetings, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person2 at a meeting called for the purpose of voting on such approval for an additional one-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for additional one-year terms.

Prior to the expiration of the additional one-year term approved by the Board in December 2020, on or about December 2, 2021, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for this meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 2, 2021, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.55% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed this Fund to the Board’s satisfaction over the course of the previous five years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub- Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

AMPLIFY TRANSFORMATIONAL DATA SHARING ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on December 2, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Blockchain Leaders ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 12, 2017 for an initial two-year term. In preparation for the meeting, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During the December 12, 2017 meeting, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for the initial two-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term at the December 12, 2017 meeting.

After the initial two-year term, the Board held meetings on December 10, 2019 and December 8, 2020 to discuss and review relevant agreements and determine whether the agreements regarding the Fund should be renewed for additional one-year terms. In preparation for each of the meetings, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During each of the December 2019 and December 2020 meetings, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person2 at a meeting called for the purpose of voting on such approval for an additional one-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for additional one-year terms.

Prior to the expiration of the additional one-year term approved by the Board in December 2020, on or about December 2, 2021, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for this meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

At the meeting held on December 2, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.71% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on December 2, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Lithium And Battery Technology ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about March 13, 2018 for an initial two-year term. In preparation for the meeting, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub- Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub- Adviser’s costs and profits expected to be realized in providing their services, including any fall- out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During the March 13, 2018 meeting, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for the initial two-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term at the March 13, 2018 meeting.

After the initial two-year term, the Board held meetings on December 10, 2019 and December 8, 2020 to discuss and review relevant agreements and determine whether the agreements regarding the Fund should be renewed for additional one-year terms. In preparation for each of the meetings, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During each of the December 2019 and December 2020 meetings, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person2 at a meeting called for the purpose of voting on such approval for an additional one-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for additional one-year terms.

Prior to the expiration of the additional one-year term approved by the Board in December 2020, on or about December 2, 2021, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for this meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 2, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.59% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous three years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

FOR AMPLIFY SEYMOUR CANNABIS ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on December 2, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Seymour Cannabis ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about March 12, 2019 for an initial two-year term. In preparation for the meeting, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub- Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub- Adviser’s costs and profits expected to be realized in providing their services, including any fall- out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During the March 12, 2019 meeting, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for the initial two-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term at the March 12, 2019 meeting.

After the initial two-year term, the Board held meetings on December 8, 2020 to discuss and review relevant agreements and determine whether the agreements regarding the Fund should be renewed for additional one-year terms. In preparation for each of the meetings, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub- Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During each of the December 2020 meetings, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person2 at a meeting called for the purpose of voting on such approval for an additional one-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for additional one-year terms.

Prior to the expiration of the additional one-year term approved by the Board in December 2020, on or about December 2, 2021, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for this meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 2, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.75% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

AMPLIFY EMERGING MARKETS FINTECH ETF (EMFQ)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on December 2, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Emerging Markets FinTech ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees as the Amplify International Online Retail ETF (or XBUY) on or about September 18, 2018 for an initial two-year term. In preparation for the meeting, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During the September 18, 2018 meeting, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for the initial two-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term at the September 18, 2018 meeting.

After the initial two-year term, the Board held meetings on September 5, 2020 and September 14, 2021 to discuss and review relevant agreements and determine whether the agreements regarding the Fund should be renewed for additional one-year terms. In preparation for each of the meetings, the Board requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. During each of the September 2020 and September 2021 meetings, the Board, including the Independent Trustees, discussed and reviewed the Agreements with respect to the Fund. Thereafter, the Agreements were approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person2 at a meeting called for the purpose of voting on such approval for an additional one-year term. Accordingly, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for additional one-year terms.

Prior to the expiration of the additional one-year term approved by the Board in September 2021, on or about December 2, 2021, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for this meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information, including written materials, from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 2, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.75% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous three years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the feelevel reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser didnot anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

FOR AMPLIFY BLACKSWAN TECH & TREASURY ETF (QSWN)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 15, 2020,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify International BlackSwan Core ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Toroso”) and (3) an Investment Sub-Advisory Agreement between the Adviser and ARGI Investment Services, LLC (hereinafter referred to as “ARGI”. Toroso and ARGI will be collectively referred to hereinafter as the “Sub-Advisers”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 14, 2021 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At the September 14, 2021 meetings, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. Thus, a meeting was held on September 14, 2021, to discuss and review the Agreements with respect to the Fund. At the September 14, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one-year term.

Prior to the meeting held on September 14, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 14, 2021, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.49% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed this Fund to the Board’s satisfaction over the course of the previous two years. The

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

AMPLIFY INFLATION FIGHTER ETF (IWIN)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on December 2, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Inflation Fighter ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 2, 2021 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term.

At the December 2, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year. Prior to the meeting held on December 2, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale.

At the meeting held on December 2, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.85% as compared to information provided by the Adviser on other similar products. The Trustees also consideredthat the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information providedby the Adviser and Sub-Adviser on their

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2022 (Unaudited) (Continued)

costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. TheTrustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the feelevel reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser didnot anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Review of Liquidity Risk Management Program

April 30, 2022 (Unaudited) (Continued)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Amplify ETF Trust (the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Chief Compliance Officer (the “Liquidity Risk Manager”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Risk Manager to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Liquidity Risk Manager’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on December 2, 2021, the Trustees received a written report from the Liquidity Risk Manager regarding the design and operational effectiveness of the Program since its implementation. The Liquidity Risk Manager determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Risk Manager reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Manager also noted no Fund has filed a Form N-LIQUID with the SEC.

The Liquidity Risk Manager noted that, with the exception of the Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify Seymour Cannabis ETF (“CNBS”), Amplify BlackSwan ISWN ETF (“ISWN”), Amplify BlackSwan Tech & Treasury ETF (“QSWN”), and Amplify Inflation Fighter ETF (“IWIN”), the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Liquidity Risk Manager noted that SWAN, CNBS, ISWN, QSWN, and IWIN are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Liquidity Risk Manager further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs and transaction fees, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your fund’s actual return — the account values shown may not apply to your specific investment.

YYY	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$860.20	0.50%	$2.31
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51
IBUY	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$491.40	0.65%	$2.40
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
DIVO	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$989.30	0.55%	$2.71
Hypothetical 5% Return	$1,000.00	$1,022.07	0.55%	$2.76

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2022 (Unaudited) (Continued)

BLOK	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$554.30	0.70%	$2.70
Hypothetical 5% Return	$1,000.00	$1,021.32	0.70%	$3.51
BATT	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$769.90	0.59%	$2.59
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96
SWAN	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$843.10	0.49%	$2.24
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46
EMFQ	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$547.90	0.69%	$2.65
Hypothetical 5% Return	$1,000.00	$1,021.37	0.69%	$3.46
CNBS	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$538.10	0.75%	$2.86
Hypothetical 5% Return	$1,000.00	$1,021.08	0.75%	$3.76
JGLD	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,025.90	0.49%	$2.46
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46
ISWN	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$826.60	0.49%	$2.22
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46
DTOX	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$646.40	0.59%	$2.41
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2022 (Unaudited) (Continued)

MVPS	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$640.60	0.49%	$1.99
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46
BIDS	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$633.60	0.59%	$2.39
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96
QSWN	Beginning Account Value 12/8/2021(b)	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$793.20	0.49%	$1.72(c)
Hypothetical 5% Return	$1,000.00	$1,017.67	0.49%	$1.94(a)
IWIN	Beginning Account Value 2/1/2022(b)	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$1,028.80	0.85%	$2.08(d)
Hypothetical 5% Return	$1,000.00	$1,010.01	0.85%	$2.06(a)

(a)       The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365 (to reflect the one-half year period).

(b)       Fund Commencement.

(c)       The dollar amount shown as expenses paid during the period for QSWN is multiplied by 143/365, which is the number of days since inception divided by the number of days in the year.

(d)       The dollar amount shown as expenses paid during the period for IWIN is multiplied by 88/365, which is the number of days since inception divided by the number of days in the year.

Amplify ETF Trust

Additional Information

April 30, 2022 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YYY	6.81%
IBUY	100.00%
DIVO	40.00%
BLOK	18.86%
BATT	53.70%
SWAN	00.00%
EMFQ	00.00%
CNBS	26.42%
JGLD	00.00%
ISWN	00.00%
DTOX	00.00%
MVPX	00.00%
BIDS	00.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2021 was as follows:

YYY	0.26%
IBUY	100.00%
DIVO	39.37%
BLOK	5.85%
BATT	1.67%
SWAN	00.00%
EMFQ	00.00%
CNBS	23.49%
JGLD	00.00%
ISWN	00.00%
DTOX	00.00%
MVPX	00.00%
BIDS	00.00%

Amplify ETF Trust

Additional Information

April 30, 2022 (Unaudited) (Continued)

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	00.00%
IBUY	00.00%
DIVO	70.64%
BLOK	00.00%
BATT	00.00%
SWAN	80.48%
XBUY	00.00%
CNBS	00.00%
JGLD	00.00%
ISWN	00.00%
DTOX	00.00%
MVPX	00.00%
BIDS	00.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BATT	$148,438	$0.2056	98.93%
JGLD	$1,879	$0.2142	97.53%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Amplify ETF Trust

Supplemental Information

April 30, 2022 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www. sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS — HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

October 31, 2021 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

October 31, 2021 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•     Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•     Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•     Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•     Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•     Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

October 31, 2021 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC
310 S. Hale Street
Wheaton, IL 60187

Investment Sub-Advisers:
Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Toroso Investments, LLC 623 5th Avenue, Suite 15 New York, NY 10019	ARGI Investments, LLC 2201 High Wickham Place Louisville, KY 40245

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians:
U.S. Bank National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Cowen Execution Services, LLC 599 Lexington Avenue, 21st Floor New York, NY 10022

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	06/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	06/30/2022

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	06/30/2022

* Print the name and title of each signing officer under his or her signature.